UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.0%
3,706	*	Adient plc	$269
2,808	*	American Axle & Manufacturing Holdings, Inc	53
8,860		BorgWarner, Inc	370
2,269		Cooper Tire & Rubber Co	101
605	*	Cooper-Standard Holding, Inc	67
5,286		Dana Holding Corp	102
10,985		Delphi Automotive plc	884
1,044	*	Dorman Products, Inc	86
154,944		Ford Motor Co	1,804
744	*	Fox Factory Holding Corp	21
56,291		General Motors Co	1,991
10,618		Gentex Corp	227
1,535	*	Gentherm, Inc	60
10,562		Goodyear Tire & Rubber Co	380
7,163		Harley-Davidson, Inc	433
799	*	Horizon Global Corp	11
770		LCI Industries, Inc	77
3,018		Lear Corp	427
428		Metaldyne Performance Group, Inc	10
1,945	*	Modine Manufacturing Co	24
670	*	Motorcar Parts of America, Inc	21
1,379		Spartan Motors, Inc	11
909		Standard Motor Products, Inc	45
1,336	*	Stoneridge, Inc	24
157		Strattec Security Corp	4
1,027		Superior Industries International, Inc	26
2,018		Tenneco, Inc	126
5,007	*	Tesla Motors, Inc	1,393
1,931		Thor Industries, Inc	186
897		Tower International, Inc	24
1,410	*	Visteon Corp	138
257		Winnebago Industries, Inc	8
526	*,e	Workhorse Group, Inc	1

		TOTAL AUTOMOBILES & COMPONENTS	9,404

BANKS - 6.9%
125		1st Source Corp	6
295	e	Access National Corp	9
255		ACNB Corp	7
444	*	Allegiance Bancshares, Inc	16
374		American National Bankshares, Inc	14
1,390		Ameris Bancorp	64
387		Ames National Corp	12
21		Arrow Financial Corp	1
6,191		Associated Banc-Corp	151
3,765		Astoria Financial Corp	77
706	*	Atlantic Capital Bancshares, Inc	13
1,598	e	Banc of California, Inc	33
333		Bancfirst Corp	30
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	36
3,559		Bancorpsouth, Inc	108
2,688		Bank Mutual Corp	25
412,208		Bank of America Corp	9,724
1,630		Bank of Hawaii Corp	134
288		Bank of Marin Bancorp	19
252		Bank of NT Butterfield & Son Ltd	8
3,616		Bank of the Ozarks, Inc	188
1,044		BankFinancial Corp	15
4,119		BankUnited	154

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

217		Bankwell Financial Group, Inc	$7
1,166		Banner Corp	65
623		Bar Harbor Bankshares	21
32,394		BB&T Corp	1,448
573		Bear State Financial, Inc	5
2,895		Beneficial Bancorp, Inc	46
1,257		Berkshire Hills Bancorp, Inc	45
1,165		Blue Hills Bancorp, Inc	21
1,553		BNC Bancorp	54
2,584	*,e	BofI Holding, Inc	68
1,068		BOK Financial Corp	84
3,543		Boston Private Financial Holdings, Inc	58
683		Bridge Bancorp, Inc	24
2,984		Brookline Bancorp, Inc	47
630		Bryn Mawr Bank Corp	25
334	*	BSB Bancorp, Inc	9
131		C&F Financial Corp	6
613		Camden National Corp	27
950		Capital Bank Financial Corp	41
659		Capital City Bank Group, Inc	14
5,269		Capitol Federal Financial	77
1,503		Cardinal Financial Corp	45
421		Carolina Financial Corp	13
1,376	*	Cascade Bancorp	11
3,051		Cathay General Bancorp	115
1,935		Centerstate Banks of Florida, Inc	50
987		Central Pacific Financial Corp	30
152		Century Bancorp, Inc	9
1,050		Charter Financial Corp	21
2,514		Chemical Financial Corp	129
122		Chemung Financial Corp	5
7,763		CIT Group, Inc	333
111,072		Citigroup, Inc	6,644
533		Citizens & Northern Corp	12
21,231		Citizens Financial Group, Inc	734
597		City Holding Co	38
856		Clifton Bancorp, Inc	14
498		CNB Financial Corp	12
1,740		CoBiz, Inc	29
326		Codorus Valley Bancorp, Inc	8
2,323		Columbia Banking System, Inc	91
7,230		Comerica, Inc	496
3,489		Commerce Bancshares, Inc	196
1,740		Community Bank System, Inc	96
651		Community Trust Bancorp, Inc	30
1,146		ConnectOne Bancorp, Inc	28
206		County Bancorp, Inc	6
673	*	CU Bancorp	27
2,204		Cullen/Frost Bankers, Inc	196
1,005	*	Customers Bancorp, Inc	32
4,428		CVB Financial Corp	98
1,325		Dime Community Bancshares	27
1,262	*	Eagle Bancorp, Inc	75
5,936		East West Bancorp, Inc	306
314		Enterprise Bancorp, Inc	11
828		Enterprise Financial Services Corp	35
202	*	Equity Bancshares, Inc	6
342		ESSA Bancorp, Inc	5
3,087	*	Essent Group Ltd	112
3,701		EverBank Financial Corp	72
298		Farmers Capital Bank Corp	12
1,013		Farmers National Banc Corp	15
1,196	*	FCB Financial Holdings, Inc	59
384		Federal Agricultural Mortgage Corp (Class C)	22
863		Fidelity Southern Corp	19
30,717		Fifth Third Bancorp	780
664		Financial Institutions, Inc	22
720		First Bancorp (NC)	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,520	*	First Bancorp (Puerto Rico)	$26
498		First Bancorp, Inc	14
1,277		First Busey Corp	38
360		First Business Financial Services, Inc	9
295		First Citizens Bancshares, Inc (Class A)	99
3,678		First Commonwealth Financial Corp	49
680		First Community Bancshares, Inc	17
758		First Connecticut Bancorp	19
53		First Defiance Financial Corp	3
2,653		First Financial Bancorp	73
2,781		First Financial Bankshares, Inc	112
46		First Financial Corp	2
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	17
798		First Hawaiian, Inc	24
9,563		First Horizon National Corp	177
228		First Internet Bancorp	7
747		First Interstate Bancsystem, Inc	30
1,580		First Merchants Corp	62
249		First Mid-Illinois Bancshares, Inc	8
3,289		First Midwest Bancorp, Inc	78
670	*,e	First NBC Bank Holding Co	3
862		First of Long Island Corp	23
5,761		First Republic Bank	540
890	*	Flagstar Bancorp, Inc	25
1,327		Flushing Financial Corp	36
12,570		FNB Corp	187
389	*	Franklin Financial Network, Inc	15
7,161		Fulton Financial Corp	128
602		German American Bancorp, Inc	28
2,629		Glacier Bancorp, Inc	89
500		Great Southern Bancorp, Inc	25
1,739		Great Western Bancorp, Inc	74
688	*	Green Bancorp, Inc	12
710		Guaranty Bancorp	17
3,286		Hancock Holding Co	150
1,297		Hanmi Financial Corp	40
406	*	HarborOne Bancorp, Inc	8
879		Heartland Financial USA, Inc	44
1,007		Heritage Commerce Corp	14
1,277		Heritage Financial Corp	32
917		Heritage Oaks Bancorp	12
3,068		Hilltop Holdings, Inc	84
57		Hingham Institution for Savings	10
238		Home Bancorp, Inc	8
4,991		Home Bancshares, Inc	135
698	*	HomeStreet, Inc	19
667	*	HomeTrust Bancshares, Inc	16
5,560		Hope Bancorp, Inc	107
670		Horizon Bancorp	18
44,528		Huntington Bancshares, Inc	596
1,574		IBERIABANK Corp	124
350	*	Impac Mortgage Holdings, Inc	4
1,031		Independent Bank Corp (MA)	67
863		Independent Bank Corp (MI)	18
406		Independent Bank Group, Inc	26
2,385		International Bancshares Corp	84
12,271		Investors Bancorp, Inc	176
145,651		JPMorgan Chase & Co	12,794
3,956		Kearny Financial Corp	60
41,226		Keycorp	733
1,629		Lakeland Bancorp, Inc	32
976		Lakeland Financial Corp	42
378		LCNB Corp	9
1,826		LegacyTexas Financial Group, Inc	73
263	*	LendingTree, Inc	33
833	e	Live Oak Bancshares, Inc	18
5,920		M&T Bank Corp	916

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,072		Macatawa Bank Corp	$11
946		MainSource Financial Group, Inc	31
2,934		MB Financial, Inc	126
540		MBT Financial Corp	6
724		Mercantile Bank Corp	25
273		Merchants Bancshares, Inc	13
1,997		Meridian Bancorp, Inc	37
241		Meta Financial Group, Inc	21
12,335	*	MGIC Investment Corp	125
144		Middleburg Financial Corp	6
152		Midland States Bancorp, Inc	5
334		MidWestOne Financial Group, Inc	11
213		MutualFirst Financial, Inc	7
1,078		National Bank Holdings Corp	35
357	e	National Bankshares, Inc	13
248	*	National Commerce Corp	9
1,624	*,e	Nationstar Mortgage Holdings, Inc	26
1,396		NBT Bancorp, Inc	52
18,627		New York Community Bancorp, Inc	260
301	*	Nicolet Bankshares, Inc	14
2,265	*	NMI Holdings, Inc	26
428		Northfield Bancorp, Inc	8
280		Northrim BanCorp, Inc	8
3,966		Northwest Bancshares, Inc	67
741		OceanFirst Financial Corp	21
1,902	e	OFG Bancorp	22
361		Old Line Bancshares, Inc	10
4,858		Old National Bancorp	84
1,237		Old Second Bancorp, Inc	14
441		Opus Bank	9
1,974		Oritani Financial Corp	34
297		Orrstown Financial Services, Inc	7
991		Pacific Continental Corp	24
589	*	Pacific Mercantile Bancorp	4
1,114	*	Pacific Premier Bancorp, Inc	43
4,871		PacWest Bancorp	259
529		Park National Corp	56
2,151		Park Sterling Bank	26
534		Peapack Gladstone Financial Corp	16
221		Penns Woods Bancorp, Inc	10
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	19
333		Peoples Financial Services Corp	14
11,107		People’s United Financial, Inc	202
521		People’s Utah Bancorp	14
2,087	*	PHH Corp	27
1,758		Pinnacle Financial Partners, Inc	117
20,025		PNC Financial Services Group, Inc	2,408
3,587		Popular, Inc	146
564		Preferred Bank	30
377		Premier Financial Bancorp, Inc	8
2,997		PrivateBancorp, Inc	178
2,744		Prosperity Bancshares, Inc	191
251		Provident Financial Holdings, Inc	5
2,502		Provident Financial Services, Inc	65
472		QCR Holdings, Inc	20
8,211		Radian Group, Inc	147
51,938		Regions Financial Corp	755
1,629		Renasant Corp	65
612		Republic Bancorp, Inc (Class A)	21
1,330	*	Republic First Bancorp, Inc	11
1,466		S&T Bancorp, Inc	51
1,134		Sandy Spring Bancorp, Inc	46
1,194	*	Seacoast Banking Corp of Florida	29
1,876		ServisFirst Bancshares, Inc	68
497		Shore Bancshares, Inc	8
475		SI Financial Group, Inc	7
370		Sierra Bancorp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,094	*	Signature Bank	$311
1,210		Simmons First National Corp (Class A)	67
1,021		South State Corp	91
228	*	Southern First Bancshares, Inc	7
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	8
876		Southside Bancshares, Inc	29
740		Southwest Bancorp, Inc	19
1,614		State Bank & Trust Co	42
5,200		Sterling Bancorp/DE	123
922		Stock Yards Bancorp, Inc	37
443		Stonegate Bank	21
513		Suffolk Bancorp	21
244	e	Summit Financial Group, Inc	5
385		Sun Bancorp, Inc	9
20,032		SunTrust Banks, Inc	1,108
2,164	*	SVB Financial Group	403
5,140		Synovus Financial Corp	211
6,509		TCF Financial Corp	111
565		Territorial Bancorp, Inc	18
1,877	*	Texas Capital Bancshares, Inc	157
2,387		TFS Financial Corp	40
1,514	*	The Bancorp, Inc	8
664		Tompkins Trustco, Inc	53
2,594		TowneBank	84
968		Trico Bancshares	34
943	*	Tristate Capital Holdings, Inc	22
657	*	Triumph Bancorp, Inc	17
2,046		Trustco Bank Corp NY	16
2,849		Trustmark Corp	91
1,796		UMB Financial Corp	135
9,062		Umpqua Holdings Corp	161
1,777		Union Bankshares Corp	62
161	e	Union Bankshares, Inc	7
2,794	e	United Bankshares, Inc	118
2,012		United Community Banks, Inc	56
1,829		United Community Financial Corp	15
2,065		United Financial Bancorp, Inc (New)	35
1,127		Univest Corp of Pennsylvania	29
65,115		US Bancorp	3,353
10,196		Valley National Bancorp	120
345	*	Veritex Holdings, Inc	10
1,098	*	Walker & Dunlop, Inc	46
3,738		Washington Federal, Inc	124
718		Washington Trust Bancorp, Inc	35
333		WashingtonFirst Bankshares, Inc	9
1,032		Waterstone Financial, Inc	19
3,763		Webster Financial Corp	188
182,889		Wells Fargo & Co	10,180
1,636		WesBanco, Inc	62
746		West Bancorporation, Inc	17
1,024	e	Westamerica Bancorporation	57
3,836	*	Western Alliance Bancorp	188
597		Western New England Bancorp, Inc	6
1,947		Wintrust Financial Corp	135
8,517	*	WMIH Corp	12
1,176		WSFS Financial Corp	54
225	*	Xenith Bankshares, Inc	6
8,430		Zions Bancorporation	354

		TOTAL BANKS	67,771

CAPITAL GOODS - 7.7%
23,598		3M Co	4,515
5,848		A.O. Smith Corp	299
1,675		Aaon, Inc	59
1,501		AAR Corp	50
2,508		Actuant Corp (Class A)	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,732		Acuity Brands, Inc	$353
1,431		Advanced Drainage Systems, Inc	31
5,513	*	Aecom Technology Corp	196
1,460	*	Aegion Corp	33
2,743	*	Aerojet Rocketdyne Holdings, Inc	60
831	*	Aerovironment, Inc	23
2,620		AGCO Corp	158
3,984		Air Lease Corp	154
1,949		Aircastle Ltd	47
374		Alamo Group, Inc	28
1,204		Albany International Corp (Class A)	55
3,696		Allegion plc	280
205		Allied Motion Technologies, Inc	4
5,851		Allison Transmission Holdings, Inc	211
1,234		Altra Holdings, Inc	48
909	*	Ameresco, Inc	6
324	e	American Railcar Industries, Inc	13
510	*,e	American Superconductor Corp	3
568	*	American Woodmark Corp	52
9,238		Ametek, Inc	500
1,174		Apogee Enterprises, Inc	70
1,503		Applied Industrial Technologies, Inc	93
17,467		Arconic, Inc	460
555		Argan, Inc	37
822	*	Armstrong Flooring, Inc	15
1,923	*	Armstrong World Industries, Inc	89
729		Astec Industries, Inc	45
810	*	Astronics Corp	26
360	*	Atkore International Group, Inc	9
1,059		AZZ, Inc	63
1,864	*	Babcock & Wilcox Enterprises, Inc	17
2,064		Barnes Group, Inc	106
3,972		BE Aerospace, Inc	255
2,438	*	Beacon Roofing Supply, Inc	120
1,428	*	BMC Stock Holdings, Inc	32
23,927		Boeing Co	4,232
2,014		Briggs & Stratton Corp	45
3,043	*	Builders FirstSource, Inc	45
3,729		BWX Technologies, Inc	177
988	*	Caesarstone Sdot-Yam Ltd	36
520	*	CAI International, Inc	8
2,591		Carlisle Cos, Inc	276
22,275		Caterpillar, Inc	2,066
1,264	*	Chart Industries, Inc	44
4,310		Chicago Bridge & Iron Co NV	133
706		CIRCOR International, Inc	42
4,058	*	Colfax Corp	159
840		Columbus McKinnon Corp	21
1,568		Comfort Systems USA, Inc	57
1,330	*	Continental Building Products Inc	33
1,704		Crane Co	128
366	*	CSW Industrials, Inc	13
1,041		Cubic Corp	55
6,286		Cummins, Inc	950
1,822		Curtiss-Wright Corp	166
12,517		Deere & Co	1,363
2,609	*	DigitalGlobe, Inc	85
535		DMC Global, Inc	7
5,224		Donaldson Co, Inc	238
932		Douglas Dynamics, Inc	29
6,156		Dover Corp	495
485	*	Ducommun, Inc	14
567	*	DXP Enterprises, Inc	21
1,212	*	Dycom Industries, Inc	113
18,171		Eaton Corp	1,347
2,145		EMCOR Group, Inc	135
25,584		Emerson Electric Co	1,531
840		Encore Wire Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

648	*,e	Energous Corp	$10
979	*	Energy Recovery, Inc	8
1,774		EnerSys	140
788	*	Engility Holdings, Inc	23
882		EnPro Industries, Inc	63
4,763		Equifax, Inc	651
1,174		ESCO Technologies, Inc	68
1,198	*	Esterline Technologies Corp	103
11,535		Fastenal Co	594
2,645		Federal Signal Corp	37
5,526		Flowserve Corp	268
5,770		Fluor Corp	304
11,983		Fortive Corp	722
6,328		Fortune Brands Home & Security, Inc	385
1,399		Franklin Electric Co, Inc	60
635		Freightcar America, Inc	8
1,317	e	GATX Corp	80
277	*	Gencor Industries, Inc	4
2,688	*	Generac Holdings, Inc	100
2,068		General Cable Corp	37
9,775		General Dynamics Corp	1,830
349,736		General Electric Co	10,422
1,331	*	Gibraltar Industries, Inc	55
870		Global Brass & Copper Holdings, Inc	30
288	*	GMS, Inc	10
903		Gorman-Rupp Co	28
2,130		Graco, Inc	201
470		Graham Corp	11
1,667		Granite Construction, Inc	84
3,079	*	Great Lakes Dredge & Dock Corp	12
1,206	e	Greenbrier Cos, Inc	52
1,574		Griffon Corp	39
1,293		H&E Equipment Services, Inc	32
3,556	*	Harsco Corp	45
797	*	HC2 Holdings, Inc	5
7,822	*	HD Supply Holdings, Inc	322
816		HEICO Corp	71
1,610		HEICO Corp (Class A)	121
981	*	Herc Holdings, Inc	48
3,542		Hexcel Corp	193
2,415		Hillenbrand, Inc	87
30,504		Honeywell International, Inc	3,809
2,088		Hubbell, Inc	251
1,806		Huntington Ingalls	362
316		Hurco Cos, Inc	10
404		Hyster-Yale Materials Handling, Inc	23
3,071		IDEX Corp	287
298	*	IES Holdings, Inc	5
11,816		Illinois Tool Works, Inc	1,565
10,173		Ingersoll-Rand plc	827
716		Insteel Industries, Inc	26
3,749		ITT, Inc	154
4,960		Jacobs Engineering Group, Inc	274
1,200		John Bean Technologies Corp	106
36,727		Johnson Controls International plc	1,547
3,945		Joy Global, Inc	111
433		Kadant, Inc	26
1,238		Kaman Corp	60
6,104		KBR, Inc	92
3,241		Kennametal, Inc	127
1,479	*,e	KEYW Holding Corp	14
2,122	*	KLX, Inc	95
1,860	*	Kratos Defense & Security Solutions, Inc	14
3,022		L3 Technologies, Inc	499
246	*	Lawson Products, Inc	6
763	*	Layne Christensen Co	7
1,542		Lennox International, Inc	258
2,461		Lincoln Electric Holdings, Inc	214
495	e	Lindsay Corp	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,173		Lockheed Martin Corp	$2,722
1,293		LSI Industries, Inc	13
674	*	Lydall, Inc	36
5,733		Manitowoc Co, Inc	33
13,291		Masco Corp	452
1,317	*	Masonite International Corp	104
2,813	*	Mastec, Inc	113
1,540	*	Mercury Systems, Inc	60
3,592	*	Meritor, Inc	62
2,236	*	Middleby Corp	305
623	*	Milacron Holdings Corp	12
446		Miller Industries, Inc	12
1,285	*	Moog, Inc (Class A)	87
4,196	*	MRC Global, Inc	77
1,759		MSC Industrial Direct Co (Class A)	181
2,210		Mueller Industries, Inc	76
6,380		Mueller Water Products, Inc (Class A)	75
881	*	MYR Group, Inc	36
206		National Presto Industries, Inc	21
2,058	*	Navistar International Corp	51
1,244	*	NCI Building Systems, Inc	21
210	*	Neff Corp	4
822		NN, Inc	21
2,239		Nordson Corp	275
6,644		Northrop Grumman Corp	1,580
4,328	*	NOW, Inc	73
291	*	NV5 Holdings, Inc	11
117		Omega Flex, Inc	6
2,156		Orbital ATK, Inc	211
1,499	*	Orion Marine Group, Inc	11
2,888		Oshkosh Truck Corp	198
4,750		Owens Corning, Inc	291
13,860		Paccar, Inc	931
5,283		Parker Hannifin Corp	847
603	*	Patrick Industries, Inc	43
6,634		Pentair plc	416
1,847	*	PGT, Inc	20
7,340	*,e	Plug Power, Inc	10
738	*	Ply Gem Holdings, Inc	15
416		Powell Industries, Inc	14
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	34
1,003	*	Proto Labs, Inc	51
1,522		Quanex Building Products Corp	31
5,705	*	Quanta Services, Inc	212
1,477		Raven Industries, Inc	43
11,898		Raytheon Co	1,814
670	*	RBC Bearings, Inc	65
1,842		Regal-Beloit Corp	139
3,742	*	Rexnord Corp	86
5,118		Rockwell Automation, Inc	797
5,153		Rockwell Collins, Inc	501
3,945		Roper Industries, Inc	815
257	*	Rush Enterprises, Inc	8
1,200	*	Rush Enterprises, Inc (Class A)	40
1,291		Simpson Manufacturing Co, Inc	56
471	*	SiteOne Landscape Supply, Inc	23
2,268		Snap-On, Inc	383
460	*	Sparton Corp	10
4,873		Spirit Aerosystems Holdings, Inc (Class A)	282
1,707	*	SPX Corp	41
1,454	*	SPX FLOW, Inc	50
537		Standex International Corp	54
5,914		Stanley Works	786
1,027		Sun Hydraulics Corp	37
2,625	*,e	Sunrun, Inc	14
150		Supreme Industries, Inc	3
2,195	*	Taser International, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,266	*	Teledyne Technologies, Inc	$160
421		Tennant Co	31
4,378		Terex Corp	137
967		Textainer Group Holdings Ltd	15
10,686		Textron, Inc	509
431	*,e	The ExOne Company	4
1,423	*	Thermon Group Holdings	30
2,921		Timken Co	132
1,841		Titan International, Inc	19
784	*	Titan Machinery, Inc	12
4,000		Toro Co	250
2,012		TransDigm Group, Inc	443
1,211	*	Trex Co, Inc	84
1,999	*	Trimas Corp	41
6,168		Trinity Industries, Inc	164
1,507		Triton International Ltd	39
2,084		Triumph Group, Inc	54
1,399	*	Tutor Perini Corp	44
3,536	*	United Rentals, Inc	442
31,146		United Technologies Corp	3,495
1,705	*	Univar, Inc	52
818		Universal Forest Products, Inc	81
3,746	*	USG Corp	119
874		Valmont Industries, Inc	136
455	*	Vectrus, Inc	10
365	*	Veritiv Corp	19
1,023	*	Vicor Corp	16
2,196		W.W. Grainger, Inc	511
2,666		Wabash National Corp	55
2,016	*	WABCO Holdings, Inc	237
1,001		Watsco, Inc	143
1,120		Watts Water Technologies, Inc (Class A)	70
5,214	*	Welbilt, Inc	102
2,328	*	Wesco Aircraft Holdings, Inc	27
1,764	*	WESCO International, Inc	123
3,424		Westinghouse Air Brake Technologies Corp	267
67	*	Willis Lease Finance Corp	1
1,858		Woodward Governor Co	126
7,022		Xylem, Inc	353

		TOTAL CAPITAL GOODS	75,469

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
2,371		ABM Industries, Inc	103
2,247	*	Acacia Research (Acacia Technologies)	13
4,335	*	ACCO Brands Corp	57
726	*	Advanced Disposal Services, Inc	16
1,730	*	Advisory Board Co	81
407	*,e	Aqua Metals, Inc	8
2,166	*	ARC Document Solutions, Inc	7
383		Barrett Business Services, Inc	21
1,868		Brady Corp (Class A)	72
1,853		Brink’s Co	99
1,375	*	Casella Waste Systems, Inc (Class A)	19
2,160	*	CBIZ, Inc	29
1,214		CEB, Inc	95
948		Ceco Environmental Corp	10
3,532		Cintas Corp	447
2,163	*	Clean Harbors, Inc	120
586	*,e	Cogint, Inc	3
4,068	*	Copart, Inc	252
4,991		Covanta Holding Corp	78
364		CRA International, Inc	13
1,720		Deluxe Corp	124
1,372		Dun & Bradstreet Corp	148
6,139	*,m	Dyax Corp	7
1,051		Ennis, Inc	18
1,364		Essendant, Inc	21
1,051		Exponent, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

419	*	Franklin Covey Co	$8
1,716	*	FTI Consulting, Inc	71
645	*	GP Strategies Corp	16
2,955		Healthcare Services Group	127
858		Heidrick & Struggles International, Inc	23
555	*	Heritage-Crystal Clean, Inc	8
1,891		Herman Miller, Inc	60
1,049	*	Hill International, Inc	4
1,783		HNI Corp	82
896	*	Huron Consulting Group, Inc	38
892	*	ICF International, Inc	37
1,756	*	Innerworkings, Inc	18
649		Insperity, Inc	58
2,666		Interface, Inc	51
5,371		KAR Auction Services, Inc	235
1,192		Kelly Services, Inc (Class A)	26
1,045		Kforce, Inc	25
139		Kimball International, Inc (Class B)	2
1,970		Knoll, Inc	47
2,239		Korn/Ferry International	71
1,075		LSC Communications, Inc	27
2,678		Manpower, Inc	275
1,317		Matthews International Corp (Class A)	89
1,113		McGrath RentCorp	37
4,469	*,m	Media General, Inc	0
757	*	Mistras Group, Inc	16
1,928		Mobile Mini, Inc	59
1,290		MSA Safety, Inc	91
514		Multi-Color Corp	37
1,969	*	Navigant Consulting, Inc	45
14,224		Nielsen NV	588
563	*	NL Industries, Inc	4
2,194	*	On Assignment, Inc	106
7,788		Pitney Bowes, Inc	102
1,198		Quad Graphics, Inc	30
9,364		Republic Services, Inc	588
1,664		Resources Connection, Inc	28
4,841		Robert Half International, Inc	236
3,281		Rollins, Inc	122
2,316	*	RPX Corp	28
2,868		RR Donnelley & Sons Co	35
672	*	SP Plus Corp	23
2,666		Steelcase, Inc (Class A)	45
3,188	*	Stericycle, Inc	264
1,231	*	Team, Inc	33
2,022		Tetra Tech, Inc	83
2,191	*	TransUnion	84
689	*	TRC Cos, Inc	12
1,734	*	TriNet Group, Inc	50
1,757	*	TrueBlue, Inc	48
624		Unifirst Corp	88
928		US Ecology, Inc	43
6,094	*	Verisk Analytics, Inc	494
871		Viad Corp	39
410		VSE Corp	17
1,558	*	WageWorks, Inc	113
17,647		Waste Management, Inc	1,287
1,000		West Corp	24

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,221

CONSUMER DURABLES & APPAREL - 1.4%
821	*	Acushnet Holdings Corp	14
2,238	*,e	American Outdoor Brands Corp	44
383		Bassett Furniture Industries, Inc	10
970	*	Beazer Homes USA, Inc	12
3,502		Brunswick Corp	214
3,105		CalAtlantic Group, Inc	116
3,897		Callaway Golf Co	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,076		Carter’s, Inc	$186
352	*	Cavco Industries, Inc	41
649	*	Century Communities, Inc	16
11,143		Coach, Inc	461
798		Columbia Sportswear Co	47
1,700	*	CROCS, Inc	12
269		CSS Industries, Inc	7
447		Culp, Inc	14
1,333	*	Deckers Outdoor Corp	80
13,218		DR Horton, Inc	440
458		Escalade, Inc	6
1,079		Ethan Allen Interiors, Inc	33
131		Flexsteel Industries, Inc	7
1,713	*,e	Fossil Group, Inc	30
4,328		Garmin Ltd	221
1,666	*	G-III Apparel Group Ltd	36
4,066	*,e	GoPro, Inc	35
992	*,e	Green Brick Partners, Inc	10
14,979		Hanesbrands, Inc	311
4,413		Hasbro, Inc	440
1,152	*	Helen of Troy Ltd	108
359		Hooker Furniture Corp	11
4,761	*	Hovnanian Enterprises, Inc (Class A)	11
107	*	Iconix Brand Group, Inc	1
540	*	Installed Building Products Inc	28
1,204	*	iRobot Corp	80
816	*	Jakks Pacific, Inc	4
232		Johnson Outdoors, Inc	8
5,284	*	Kate Spade & Co	123
3,463		KB Home	69
2,017		La-Z-Boy, Inc	54
5,497		Leggett & Platt, Inc	277
420		Lennar Corp (B Shares)	18
7,356		Lennar Corp (Class A)	377
624	*,e	LGI Homes, Inc	21
847		Libbey, Inc	12
362		Lifetime Brands, Inc	7
3,787	*	Lululemon Athletica, Inc	196
862	*	M/I Homes, Inc	21
776	*	Malibu Boats Inc	17
441		Marine Products Corp	5
13,559		Mattel, Inc	347
302		MCBC Holdings, Inc	5
1,720		MDC Holdings, Inc	52
1,159	*	Meritage Homes Corp	43
6,578	*	Michael Kors Holdings Ltd	251
2,398	*	Mohawk Industries, Inc	550
638		Movado Group, Inc	16
182		Nacco Industries, Inc (Class A)	13
1,389	*	Nautilus, Inc	25
556	*	New Home Co Inc	6
18,816		Newell Rubbermaid, Inc	888
53,182		Nike, Inc (Class B)	2,964
133	*	NVR, Inc	280
621		Oxford Industries, Inc	36
546	*	Perry Ellis International, Inc	12
3,160		Phillips-Van Heusen Corp	327
2,458	e	Polaris Industries, Inc	206
1,632		Pool Corp	195
12,677		Pulte Homes, Inc	299
2,365		Ralph Lauren Corp	193
1,607	*,e	Sequential Brands Group, Inc	6
5,202	*	Skechers U.S.A., Inc (Class A)	143
2,386	*	Steven Madden Ltd	92
794	e	Sturm Ruger & Co, Inc	43
295		Superior Uniform Group, Inc	5
1,381	*	Taylor Morrison Home Corp	29
2,208	*,e	Tempur-Pedic International, Inc	103
6,395	*	Toll Brothers, Inc	231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,636	*	TopBuild Corp	$77
6,138	*	TRI Pointe Homes, Inc	77
1,991		Tupperware Corp	125
7,517	*	Under Armour, Inc	138
7,579	*,e	Under Armour, Inc (Class A)	150
700	*	Unifi, Inc	20
585	*	Universal Electronics, Inc	40
1,001	*	Vera Bradley, Inc	9
13,663		VF Corp	751
649	*,e	Vince Holding Corp	1
2,174	*	Vista Outdoor, Inc	45
378		Weyco Group, Inc	11
2,964		Whirlpool Corp	508
638	*,e	William Lyon Homes, Inc	13
3,989		Wolverine World Wide, Inc	100
1,093	*	Zagg, Inc	8

		TOTAL CONSUMER DURABLES & APPAREL	13,767

CONSUMER SERVICES - 2.2%
675	*	American Public Education, Inc	15
8,896		ARAMARK Holdings Corp	328
650	*	Ascent Media Corp (Series A)	9
2,607	*	Belmond Ltd.	32
915	*	BJ’s Restaurants, Inc	37
4,131		Bloomin’ Brands, Inc	81
538		Bob Evans Farms, Inc	35
353	*	Bojangles’, Inc	7
3,388	*	Boyd Gaming Corp	75
877	*	Bridgepoint Education, Inc	9
1,504	*	Bright Horizons Family Solutions	109
2,294		Brinker International, Inc	101
711	*	Buffalo Wild Wings, Inc	109
1,107	*	Caesars Acquisition Co	17
1,990	*,e	Caesars Entertainment Corp	19
428		Capella Education Co	36
3,103	*	Career Education Corp	27
16,343		Carnival Corp	963
741		Carriage Services, Inc	20
1,619	*	Carrols Restaurant Group, Inc	23
1,867		Cheesecake Factory	118
3,194	*,e	Chegg, Inc	27
1,111	*	Chipotle Mexican Grill, Inc (Class A)	495
1,471		Choice Hotels International, Inc	92
595		Churchill Downs, Inc	94
751	*	Chuy’s Holdings, Inc	22
2,643		ClubCorp Holdings, Inc	42
328		Collectors Universe	9
789	e	Cracker Barrel Old Country Store, Inc	126
4,577		Darden Restaurants, Inc	383
1,563	*	Dave & Buster’s Entertainment, Inc	95
1,033	*	Del Frisco’s Restaurant Group, Inc	19
317	*	Del Taco Restaurants, Inc	4
3,544	*	Denny’s Corp	44
2,577		DeVry Education Group, Inc	91
740		DineEquity, Inc	40
1,949		Domino’s Pizza, Inc	359
3,806		Dunkin Brands Group, Inc	208
809	*	El Pollo Loco Holdings, Inc	10
1,192	*,e	Eldorado Resorts, Inc	23
2,534		Extended Stay America, Inc	40
1,193	*	Fiesta Restaurant Group, Inc	29
217	*	Fogo De Chao, Inc	4
412		Golden Entertainment, Inc	5
179		Graham Holdings Co	107
1,857	*	Grand Canyon Education, Inc	133
8,637		H&R Block, Inc	201
480	*,e	Habit Restaurants, Inc	8
2,107	*	Hilton Grand Vacations, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,023		Hilton Worldwide Holdings, Inc	$411
5,091	*	Houghton Mifflin Harcourt Co	52
900	*	Hyatt Hotels Corp	49
4,720		ILG, Inc	99
3,625		International Game Technology plc	86
1,188		International Speedway Corp (Class A)	44
634	*	Intrawest Resorts Holdings Inc	16
1,142	*	Isle of Capri Casinos, Inc	30
596	*	J Alexander’s Holdings, Inc	6
1,344		Jack in the Box, Inc	137
649	*,e	Jamba, Inc	6
1,518	*	K12, Inc	29
343	*,e	Kona Grill, Inc	2
3,967	*	La Quinta Holdings, Inc	54
14,568		Las Vegas Sands Corp	831
203		Liberty Tax, Inc	3
608	*	Lindblad Expeditions Holdings, Inc	5
754	*	Luby’s, Inc	2
840		Marcus Corp	27
12,750		Marriott International, Inc (Class A)	1,201
924		Marriott Vacations Worldwide Corp	92
33,178		McDonald’s Corp	4,300
18,855		MGM Resorts International	517
388	*	Monarch Casino & Resort, Inc	11
133	*	Nathan’s Famous, Inc	8
400	*,e	Noodles & Co	2
6,600	*	Norwegian Cruise Line Holdings Ltd	335
874	*,e	Panera Bread Co (Class A)	229
1,121		Papa John’s International, Inc	90
3,355	*	Penn National Gaming, Inc	62
2,455	*	Pinnacle Entertainment, Inc	48
661		Planet Fitness, Inc	13
946	*	Potbelly Corp	13
638	*	Red Lion Hotels Corp	4
600	*	Red Robin Gourmet Burgers, Inc	35
618		Red Rock Resorts, Inc	14
282	*	Regis Corp	3
6,692		Royal Caribbean Cruises Ltd	657
3,070	*	Ruby Tuesday, Inc	9
1,588		Ruth’s Chris Steak House, Inc	32
1,968	*	Scientific Games Corp (Class A)	47
2,991		SeaWorld Entertainment, Inc	55
7,755		Service Corp International	239
5,597	*	ServiceMaster Global Holdings, Inc	234
645	*,e	Shake Shack, Inc	22
2,963		Six Flags Entertainment Corp	176
1,512		Sonic Corp	38
2,146	*	Sotheby’s (Class A)	98
581		Speedway Motorsports, Inc	11
57,259		Starbucks Corp	3,343
57	*	Steak N Shake Co	25
491		Strayer Education, Inc	40
2,438		Texas Roadhouse, Inc (Class A)	109
1,428		Vail Resorts, Inc	274
1,142	*	Weight Watchers International, Inc	18
8,703		Wendy’s	118
657		Wingstop, Inc	19
4,383		Wyndham Worldwide Corp	369
3,163		Wynn Resorts Ltd	362
13,489	*	Yum China Holdings, Inc	367
13,864		Yum! Brands, Inc	886
805	*,e	Zoe’s Kitchen, Inc	15

		TOTAL CONSUMER SERVICES	21,369

DIVERSIFIED FINANCIALS - 4.1%
2,141		Affiliated Managers Group, Inc	351
755		AG Mortgage Investment Trust	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,881		AGNC Investment Corp	$256
17,373		Ally Financial, Inc	353
2,339		Altisource Residential Corp	36
30,447		American Express Co	2,409
5,898		Ameriprise Financial, Inc	765
41,157		Annaly Capital Management, Inc	457
4,519		Anworth Mortgage Asset Corp	25
2,842		Apollo Commercial Real Estate Finance, Inc	53
1,288		Ares Commercial Real Estate Corp	17
727	e	Arlington Asset Investment Corp (Class A)	10
1,518	e	ARMOUR Residential REIT, Inc	34
1,509		Artisan Partners Asset Management, Inc	42
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	6
41,786		Bank of New York Mellon Corp	1,974
6,642		BGC Partners, Inc (Class A)	75
4,982		BlackRock, Inc	1,911
19,250		Capital One Financial Corp	1,668
1,519		Capstead Mortgage Corp	16
3,057		CBOE Holdings, Inc	248
46,546		Charles Schwab Corp	1,900
6,703		Chimera Investment Corp	135
13,510		CME Group, Inc	1,605
853		Cohen & Steers, Inc	34
1,050	*,e	Cowen Group, Inc	16
358	*,e	Credit Acceptance Corp	71
6,273		CYS Investments, Inc	50
118		Diamond Hill Investment Group, Inc	23
15,421		Discover Financial Services	1,055
1,075	*	Donnelley Financial Solutions, Inc	21
1,860		Dynex Capital, Inc	13
11,575	*	E*TRADE Financial Corp	404
4,168		Eaton Vance Corp	187
978	*,e	Encore Capital Group, Inc	30
1,226	*	Enova International, Inc	18
1,452		Evercore Partners, Inc (Class A)	113
2,322	*	Ezcorp, Inc (Class A)	19
1,535		Factset Research Systems, Inc	253
3,877		Federated Investors, Inc (Class B)	102
2,248		Financial Engines, Inc	98
1,945		FirstCash, Inc	96
3,451	*	FNFV Group	46
14,449		Franklin Resources, Inc	609
1,532		Gain Capital Holdings, Inc	13
181		GAMCO Investors, Inc (Class A)	5
15,460		Goldman Sachs Group, Inc	3,551
416		Great Ajax Corp	5
1,775	*	Green Dot Corp	59
1,124		Greenhill & Co, Inc	33
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	28
517		Houlihan Lokey, Inc	18
2,624		Interactive Brokers Group, Inc (Class A)	91
23,437		IntercontinentalExchange Group, Inc	1,403
675	*	INTL FCStone, Inc	26
16,540		Invesco Ltd	507
4,617		Invesco Mortgage Capital, Inc	71
1,434		Investment Technology Group, Inc	29
12,561	e	iShares Russell 3000 Index Fund	1,757
6,087		Janus Capital Group, Inc	80
1,997	*	KCG Holdings, Inc	36
1,581		Ladder Capital Corp	23
5,033	*	Ladenburg Thalmann Financial Services, Inc	12
4,983		Lazard Ltd (Class A)	229
4,116		Legg Mason, Inc	149
13,480	*	LendingClub Corp	74
13,604		Leucadia National Corp	354
3,491		LPL Financial Holdings, Inc	139
1,443		MarketAxess Holdings, Inc	271

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

418		Marlin Business Services Corp	$11
15,586		MFA Mortgage Investments, Inc	126
731		Moelis & Co	28
6,708		Moody’s Corp	752
57,144		Morgan Stanley	2,448
562		Morningstar, Inc	44
3,587		MSCI, Inc (Class A)	349
1,755		MTGE Investment Corp	29
4,411		NASDAQ OMX Group, Inc	306
12,082		Navient Corp	178
686		Nelnet, Inc (Class A)	30
11,705		New Residential Investment Corp	199
4,058		New York Mortgage Trust, Inc	25
959		NewStar Financial, Inc	10
8,220		Northern Trust Corp	712
1,634		OM Asset Management plc	25
2,011	*,e	On Deck Capital, Inc	10
2,198	*	OneMain Holdings, Inc	55
448		Oppenheimer Holdings, Inc	8
387	e	Orchid Island Capital, Inc	4
2,603		PennyMac Mortgage Investment Trust	46
1,198	*	Pico Holdings, Inc	17
669		Piper Jaffray Cos	43
727		PJT Partners, Inc	26
1,888	*	PRA Group, Inc	63
527		Pzena Investment Management, Inc (Class A)	5
5,055		Raymond James Financial, Inc	385
3,160		Redwood Trust, Inc	52
231	*	Regional Management Corp	4
1,443		Resource Capital Corp	14
10,496		S&P Global, Inc	1,372
808	*	Safeguard Scientifics, Inc	10
3,870	*	Santander Consumer USA Holdings, Inc	52
5,102		SEI Investments Co	257
298		Silvercrest Asset Management Group, Inc	4
17,941	*	SLM Corp	217
2,236		SPDR Trust Series 1	527
9,612		Starwood Property Trust, Inc	217
15,874		State Street Corp	1,264
2,659	*	Stifel Financial Corp	133
33,543		Synchrony Financial	1,151
9,552		T Rowe Price Group, Inc	651
9,980		TD Ameritrade Holding Corp	388
11,882		Thomson Corp	514
1,255		Tiptree Financial, Inc	9
8,777		Two Harbors Investment Corp	84
1,024		Virtu Financial, Inc	17
255		Virtus Investment Partners, Inc	27
8,295		Voya Financial, Inc	315
3,248	e	Waddell & Reed Financial, Inc (Class A)	55
1,871		Western Asset Mortgage Capital Corp	18
322		Westwood Holdings Group, Inc	17
4,611	e	WisdomTree Investments, Inc	42
276	*	World Acceptance Corp	14

		TOTAL DIVERSIFIED FINANCIALS	39,950

ENERGY - 6.1%
4,200	*	Abraxas Petroleum Corp	9
99		Adams Resources & Energy, Inc	4
1,327		Alon USA Energy, Inc	16
22,684		Anadarko Petroleum Corp	1,406
6,765	*	Antero Resources Corp	154
15,200		Apache Corp	781
2,935		Archrock, Inc	36
624	e	Ardmore Shipping Corp	5
2,529	*	Atwood Oceanics, Inc	24
17,711		Baker Hughes, Inc	1,060
2,221	*	Bill Barrett Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,469		Bristow Group, Inc	$22
18,400		Cabot Oil & Gas Corp	440
1,309	*,e	California Resources Corp	20
4,954	*	Callon Petroleum Co	65
905	*,e	CARBO Ceramics, Inc	12
2,286	*	Carrizo Oil & Gas, Inc	66
8,023	*	Cheniere Energy, Inc	379
22,478	*,e	Chesapeake Energy Corp	134
75,316		Chevron Corp	8,087
3,804		Cimarex Energy Co	455
251	*	Clayton Williams Energy, Inc	33
3,211	*	Clean Energy Fuels Corp	8
5,406	*	Concho Resources, Inc	694
49,982		ConocoPhillips	2,493
9,664	*	Consol Energy, Inc	162
670	*	Contango Oil & Gas Co	5
3,512	*	Continental Resources, Inc	160
762	e	CVR Energy, Inc	15
852	*	Dawson Geophysical Co	5
2,390		Delek US Holdings, Inc	58
9,087	*	Denbury Resources, Inc	23
20,929		Devon Energy Corp	873
3,880		DHT Holdings, Inc	17
2,618	*,e	Diamond Offshore Drilling, Inc	44
3,594	*	Diamondback Energy, Inc	373
1,027	*	Dorian LPG Ltd	11
1,561	*	Dril-Quip, Inc	85
4,022	*	Energen Corp	219
11,576		Ensco plc	104
21,994		EOG Resources, Inc	2,146
1,448	*,e	EP Energy Corp	7
7,136		EQT Corp	436
891	*	Era Group, Inc	12
668		Evolution Petroleum Corp	5
1,467	*	Exterran Corp	46
1,417	*,e	Extraction Oil & Gas, Inc	26
167,041		Exxon Mobil Corp	13,699
2,595	*	Fairmount Santrol Holdings, Inc	19
2,423	*	Forum Energy Technologies, Inc	50
1,468		Frank’s International NV	16
1,176		Frontline Ltd	8
1,757		GasLog Ltd	27
877	*	Gener8 Maritime, Inc	5
626	*	Geospace Technologies Corp	10
3,789		Golar LNG Ltd	106
1,490		Green Plains Renewable Energy, Inc	37
5,190	*	Gulfport Energy Corp	89
34,396		Halliburton Co	1,693
4,809	*	Helix Energy Solutions Group, Inc	37
4,028		Helmerich & Payne, Inc	268
11,685		Hess Corp	563
6,919		HollyFrontier Corp	196
1,312	*	Independence Contract Drilling, Inc	7
278	*	International Seaways, Inc	5
61	*	Isramco, Inc	7
1,140	*,e	Jones Energy, Inc (Class A)	3
77,233		Kinder Morgan, Inc	1,679
6,492	*,e	Kosmos Energy LLC	43
5,583	*	Laredo Petroleum Holdings, Inc	82
35,161		Marathon Oil Corp	556
21,229		Marathon Petroleum Corp	1,073
3,403	*	Matador Resources Co	81
1,193	*	Matrix Service Co	20
9,887	*	McDermott International, Inc	67
7,011		Murphy Oil Corp	200
11,421		Nabors Industries Ltd	149
15,151		National Oilwell Varco, Inc	607
561	*	Natural Gas Services Group, Inc	15
3,582		Navios Maritime Acq Corp	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,207	*	Newfield Exploration Co	$303
3,910	*	Newpark Resources, Inc	32
9,860		Noble Corp plc	61
17,585		Noble Energy, Inc	604
3,925	e	Nordic American Tanker Shipping	32
3,091	*,e	Northern Oil And Gas, Inc	8
9,279	*	Oasis Petroleum, Inc	132
30,522		Occidental Petroleum Corp	1,934
4,264		Oceaneering International, Inc	115
2,073	*	Oil States International, Inc	69
8,362		Oneok, Inc	464
836		Overseas Shipholding Group, Inc	3
656	*	Pacific Ethanol, Inc	5
648		Panhandle Oil and Gas, Inc (Class A)	12
1,291	*	Par Pacific Holdings, Inc	21
5,410	*	Parker Drilling Co	9
8,840	*	Parsley Energy, Inc	287
5,358		Patterson-UTI Energy, Inc	130
4,046		PBF Energy, Inc	90
1,898	*	PDC Energy, Inc	118
620	*	PHI, Inc	7
17,970		Phillips 66	1,424
2,681	*	Pioneer Energy Services Corp	11
6,619		Pioneer Natural Resources Co	1,233
8,935	*	Questar Market Resources, Inc	114
8,003		Range Resources Corp	233
1,773	*	Renewable Energy Group, Inc	19
234	*	Rex American Resources Corp	21
6,178	*	Rice Energy, Inc	146
611	*	RigNet, Inc	13
843	*	Ring Energy, Inc	9
5,316	*	Rowan Cos plc	83
2,428	e	RPC, Inc	44
3,102	*	RSP Permian, Inc	129
2,020	*,e	Sanchez Energy Corp	19
55,774		Schlumberger Ltd	4,356
6,794		Scorpio Tankers, Inc	30
825	*	SEACOR Holdings, Inc	57
15,354	*,e	Seadrill Ltd	25
1,826		SemGroup Corp	66
2,365	e	Ship Finance International Ltd	35
3,872		SM Energy Co	93
412	*	Smart Sand, Inc	7
20,086	*	Southwestern Energy Co	164
7,633	*	SRC Energy, Inc	64
6,374	*	Superior Energy Services	91
7,093		Targa Resources Investments, Inc	425
2,010	e	Teekay Corp	18
3,273		Teekay Tankers Ltd (Class A)	7
1,519	*	Tesco Corp	12
4,846		Tesoro Corp	393
3,896	*	Tetra Technologies, Inc	16
12,872	*	Transocean Ltd (NYSE)	160
2,246	*	Unit Corp	54
2,430		US Silica Holdings Inc	117
18,891		Valero Energy Corp	1,252
1,693	*	W&T Offshore, Inc	5
37,057	*	Weatherford International Ltd	246
2,997		Western Refining, Inc	105
783	*	Westmoreland Coal Co	11
8,077	*	Whiting Petroleum Corp	76
1,880	*	Willbros Group, Inc	5
30,027		Williams Cos, Inc	889
2,866		World Fuel Services Corp	104
15,377	*	WPX Energy, Inc	206

		TOTAL ENERGY	59,691

FOOD & STAPLES RETAILING - 1.4%
1,108		Andersons, Inc	42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,611		Casey’s General Stores, Inc	$181
776	*	Chefs’ Warehouse Holdings, Inc	11
43,023		CVS Health Corp	3,377
555		Ingles Markets, Inc (Class A)	24
38,321		Kroger Co	1,130
345	*,e	Natural Grocers by Vitamin C	3
1,392	*	Performance Food Group Co	33
821		Pricesmart, Inc	76
39,904	*	Rite Aid Corp	170
1,024	*,e	Smart & Final Stores, Inc	12
1,537		Spartan Stores, Inc	54
5,409	*	Sprouts Farmers Market, Inc	125
10,836	*	Supervalu, Inc	42
20,821		Sysco Corp	1,081
2,032	*	United Natural Foods, Inc	88
1,110	*	US Foods Holding Corp	31
292		Village Super Market (Class A)	8
34,476		Walgreens Boots Alliance, Inc	2,863
60,728		Wal-Mart Stores, Inc	4,377
145		Weis Markets, Inc	9
12,526		Whole Foods Market, Inc	372

		TOTAL FOOD & STAPLES RETAILING	14,109

FOOD, BEVERAGE & TOBACCO - 5.2%
827		AdvancePierre Foods Holdings, Inc	26
136		Alico, Inc	4
298	*	Alliance One International, Inc	4
78,545		Altria Group, Inc	5,610
1,205	*,e	Amplify Snack Brands, Inc	10
22,954		Archer Daniels Midland Co	1,057
2,348	e	B&G Foods, Inc (Class A)	95
2,484	*	Blue Buffalo Pet Products, Inc	57
269	*	Boston Beer Co, Inc (Class A)	39
1,940		Brown-Forman Corp	91
7,442		Brown-Forman Corp (Class B)	344
5,491		Bunge Ltd	435
583		Calavo Growers, Inc	35
1,263	e	Cal-Maine Foods, Inc	46
7,438		Campbell Soup Co	426
199		Coca-Cola Bottling Co Consolidated	41
156,468		Coca-Cola Co	6,640
17,373		ConAgra Foods, Inc	701
6,630		Constellation Brands, Inc (Class A)	1,075
17,473		Costco Wholesale Corp	2,930
418	*	Craft Brewers Alliance, Inc	6
6,734	*	Darling International, Inc	98
3,987		Dean Foods Co	78
7,313		Dr Pepper Snapple Group, Inc	716
288	*	Farmer Bros Co	10
7,167		Flowers Foods, Inc	139
1,315		Fresh Del Monte Produce, Inc	78
901	*	Freshpet, Inc	10
23,786		General Mills, Inc	1,404
3,864	*	Hain Celestial Group, Inc	144
5,499		Hershey Co	601
10,672		Hormel Foods Corp	370
2,850		Ingredion, Inc	343
649	*	Inventure Foods, Inc	3
614		J&J Snack Foods Corp	83
4,566		J.M. Smucker Co	599
368		John B. Sanfilippo & Son, Inc	27
9,770		Kellogg Co	709
23,901		Kraft Heinz Co	2,170
5,927		Lamb Weston Holdings, Inc	249
744		Lancaster Colony Corp	96
1,289	*	Landec Corp	15
179	*	Lifeway Foods, Inc	2
443		Limoneira Co	9
4,597		McCormick & Co, Inc	448

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,467		Mead Johnson Nutrition Co	$665
476		Mgp Ingredients, Inc	26
6,880		Molson Coors Brewing Co (Class B)	658
59,916		Mondelez International, Inc	2,581
16,740	*	Monster Beverage Corp	773
505		National Beverage Corp	43
996		Omega Protein Corp	20
58,026		PepsiCo, Inc	6,491
62,059		Philip Morris International, Inc	7,006
2,436		Pilgrim’s Pride Corp	55
4,776		Pinnacle Foods, Inc	276
2,482	*	Post Holdings, Inc	217
845	*	Primo Water Corp	11
32,992		Reynolds American, Inc	2,079
822		Sanderson Farms, Inc	85
11		Seaboard Corp	46
365	*	Seneca Foods Corp	13
3,317		Snyder’s-Lance, Inc	134
889	*,e	Synutra International, Inc	5
737	e	Tootsie Roll Industries, Inc	28
2,265	*	TreeHouse Foods, Inc	192
11,465		Tyson Foods, Inc (Class A)	708
821		Universal Corp	58
3,811		Vector Group Ltd	79
6,924	*	WhiteWave Foods Co (Class A)	389

		TOTAL FOOD, BEVERAGE & TOBACCO	50,711

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
338	*,e	AAC Holdings, Inc	3
1,018		Abaxis, Inc	49
68,521		Abbott Laboratories	3,043
1,560	*	Abiomed, Inc	195
3,023	*,e	Acadia Healthcare Co, Inc	132
3,073	*	Accuray, Inc	15
1,212		Aceto Corp	19
255	*	Addus HomeCare Corp	8
13,594		Aetna Inc	1,734
1,468	*	Air Methods Corp	63
3,570	*	Alere, Inc	142
2,827	*	Align Technology, Inc	324
7,667	*	Allscripts Healthcare Solutions, Inc	97
380	*	Almost Family, Inc	18
1,243	*	Amedisys, Inc	64
368	*,e	American Renal Associates Holdings, Inc	6
6,633		AmerisourceBergen Corp	587
2,008	*	AMN Healthcare Services, Inc	82
558		Analogic Corp	42
1,310	*	Angiodynamics, Inc	23
566	*	Anika Therapeutics, Inc	25
10,528		Anthem, Inc	1,741
1,615	*	athenahealth, Inc	182
1,229	*	AtriCure, Inc	24
64		Atrion Corp	30
480	*	Avinger, Inc	1
1,009	*	AxoGen, Inc	11
2,894		Bard (C.R.), Inc	719
19,938		Baxter International, Inc	1,034
8,321		Becton Dickinson & Co	1,526
2,663	*	BioScrip, Inc	5
1,148	*	BioTelemetry, Inc	33
53,804	*	Boston Scientific Corp	1,338
7,774	*	Brookdale Senior Living, Inc	104
1,496		Cantel Medical Corp	120
1,396	*	Capital Senior Living Corp	20
12,987		Cardinal Health, Inc	1,059
1,207	*	Cardiovascular Systems, Inc	34
1,380	*	Castlight Health, Inc	5
6,793	*	Centene Corp	484

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,877	*	Cerner Corp	$699
4,212	*	Cerus Corp	19
584		Chemed Corp	107
10,141		Cigna Corp	1,486
504	*	Civitas Solutions, Inc	9
3,787	*	Community Health Systems, Inc	34
481	e	Computer Programs & Systems, Inc	13
1,529	*,e	ConforMIS, Inc	8
1,202		Conmed Corp	53
1,895		Cooper Cos, Inc	379
514	*	Corvel Corp	22
215	*	Cotiviti Holdings, Inc	9
1,273	*	Cross Country Healthcare, Inc	18
1,413		CryoLife, Inc	24
593	*	Cutera, Inc	12
24,291	*	Danaher Corp	2,078
6,327	*	DaVita, Inc	430
9,201		Dentsply Sirona, Inc	575
3,382	*	DexCom, Inc	287
1,886	*	Diplomat Pharmacy, Inc	30
8,431	*	Edwards Lifesciences Corp	793
3,300	*	Endologix, Inc	24
2,136		Ensign Group, Inc	40
221	*	Entellus Medical, Inc	3
4,604	*	Envision Healthcare Corp	282
560	*,e	Evolent Health, Inc	12
408	*	Exactech, Inc	10
24,102	*	Express Scripts Holding Co	1,589
1,393	*	Genesis Health Care, Inc	4
1,865	*	GenMark Diagnostics, Inc	24
683	*	Glaukos Corp	35
2,899	*	Globus Medical, Inc	86
2,236	*	Haemonetics Corp	91
2,049	*	Halyard Health, Inc	78
12,362	*	HCA Holdings, Inc	1,100
1,772	*	HealthEquity, Inc	75
3,639		Healthsouth Corp	156
1,071	*	HealthStream, Inc	26
3,257	*	Henry Schein, Inc	554
2,407		Hill-Rom Holdings, Inc	170
2,713	*	HMS Holdings Corp	55
11,048	*	Hologic, Inc	470
5,959		Humana, Inc	1,228
604	*	ICU Medical, Inc	92
3,501	*	Idexx Laboratories, Inc	541
672	*	Inogen Inc	52
2,425	*,e	Inovalon Holdings, Inc	31
2,452	*	Insulet Corp	106
1,266	*	Integer Holding Corp	51
2,496	*	Integra LifeSciences Holdings Corp	105
1,511	*	Intuitive Surgical, Inc	1,158
1,548		Invacare Corp	18
1,103	*,e	InVivo Therapeutics Holdings Corp	4
169	*,e	iRadimed Corp	2
245	*	iRhythm Technologies, Inc	9
312	*	IRIDEX Corp	4
1,032	*	K2M Group Holdings, Inc	21
3,505		Kindred Healthcare, Inc	29
4,098	*	Laboratory Corp of America Holdings	588
498		Landauer, Inc	24
562		LeMaitre Vascular, Inc	14
593	*	LHC Group, Inc	32
1,324	*	LifePoint Hospitals, Inc	87
802	*	Magellan Health Services, Inc	55
1,687	*	Masimo Corp	157
8,530		McKesson Corp	1,265
1,990	*	Medidata Solutions, Inc	115
3,789	*	MEDNAX, Inc	263
56,263		Medtronic plc	4,532

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,883		Meridian Bioscience, Inc	$26
1,836	*	Merit Medical Systems, Inc	53
1,772	*	Molina Healthcare, Inc	81
447		National Healthcare Corp	32
357		National Research Corp	7
1,466	*	Natus Medical, Inc	58
1,566	*	Neogen Corp	103
984	*	Nevro Corp	92
1,348	*,e	Nobilis Health Corp	2
2,085	*	Novocure Ltd	17
1,937	*	NuVasive, Inc	145
2,725	*	NxStage Medical, Inc	73
1,030	*	Omnicell, Inc	42
1,121	*	OraSure Technologies, Inc	14
861	*	Orthofix International NV	33
2,252		Owens & Minor, Inc	78
919	*	Oxford Immunotec Global plc	14
3,229	e	Patterson Cos, Inc	146
1,046	*	Penumbra, Inc	87
1,217	*	PharMerica Corp	28
1,297	*	Premier, Inc	41
495	*	Providence Service Corp	22
1,960	*	Quality Systems, Inc	30
5,631		Quest Diagnostics, Inc	553
1,220	*	Quidel Corp	28
1,200	*	Quorum Health Corp	7
1,510	*	RadNet, Inc	9
5,454		Resmed, Inc	393
1,891	*,e	Rockwell Medical, Inc	12
2,673	*	RTI Biologics, Inc	11
569	*,e	Second Sight Medical Products, Inc	1
4,065	*	Select Medical Holdings Corp	54
1,177	*	Senseonics Holdings, Inc	2
1,958	*	Spectranetics Corp	57
1,741	*	Staar Surgical Co	17
13,489		Stryker Corp	1,776
643	*	Surgery Partners, Inc	13
723	*	SurModics, Inc	17
846	*	Teladoc, Inc	21
1,809		Teleflex, Inc	350
3,638	*,e	Tenet Healthcare Corp	64
930	*	Tivity Health, Inc	27
1,189	*	TransEnterix, Inc	1
948	*	Triple-S Management Corp (Class B)	17
37,783		UnitedHealth Group, Inc	6,197
2,394		Universal American Corp	24
3,547		Universal Health Services, Inc (Class B)	441
209		US Physical Therapy, Inc	14
149		Utah Medical Products, Inc	9
1,492	*	Varex Imaging Corp	50
3,732	*	Varian Medical Systems, Inc	340
3,169	*	VCA Antech, Inc	290
3,977	*	Veeva Systems, Inc	204
960	*	Vocera Communications, Inc	24
1,686	*	WellCare Health Plans, Inc	236
2,759		West Pharmaceutical Services, Inc	225
4,246	*	Wright Medical Group NV	132
1,444	*	Zeltiq Aesthetics, Inc	80
7,285		Zimmer Holdings, Inc	890

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	51,503

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
18,515	*	Avon Products, Inc	82
237	*	Central Garden & Pet Co	9
1,366	*	Central Garden and Pet Co (Class A)	47
10,161		Church & Dwight Co, Inc	507
5,141		Clorox Co	693
34,773		Colgate-Palmolive Co	2,545

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,480		Coty, Inc	$335
2,330	*	Edgewell Personal Care Co	170
289	*,e	elf Beauty, Inc	8
2,560		Energizer Holdings, Inc	143
8,638		Estee Lauder Cos (Class A)	732
3,010	*,e	Herbalife Ltd	175
4,123	*	HRG Group, Inc	80
735		Inter Parfums, Inc	27
14,369		Kimberly-Clark Corp	1,891
352	*	Lifevantage Corp	2
242		Medifast, Inc	11
325	e	Natural Health Trends Corp	9
537		Nature’s Sunshine Products, Inc	5
2,285		Nu Skin Enterprises, Inc (Class A)	127
364		Nutraceutical International Corp	11
255		Oil-Dri Corp of America	10
289	e	Orchids Paper Products Co	7
102,329		Procter & Gamble Co	9,195
480	*	Revlon, Inc (Class A)	13
1,021		Spectrum Brands, Inc	142
426	*	USANA Health Sciences, Inc	25
577		WD-40 Co	63

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,064

INSURANCE - 4.2%
15,939		Aflac, Inc	1,154
576	*	Alleghany Corp	354
3,345		Allied World Assurance Co Holdings Ltd	178
14,894		Allstate Corp	1,214
1,490	*	AMBAC Financial Group, Inc	28
2,947		American Equity Investment Life Holding Co	70
2,826		American Financial Group, Inc	270
40,841		American International Group, Inc	2,550
284		American National Insurance Co	33
810		Amerisafe, Inc	53
3,256		Amtrust Financial Services, Inc	60
10,555		Aon plc	1,253
4,579	*	Arch Capital Group Ltd	434
1,301		Argo Group International Holdings Ltd	88
6,848		Arthur J. Gallagher & Co	387
2,585		Aspen Insurance Holdings Ltd	135
2,350		Assurant, Inc	225
5,264		Assured Guaranty Ltd	195
1,020	*	Athene Holding Ltd	51
493	*	Atlas Financial Holdings, Inc	7
3,404		Axis Capital Holdings Ltd	228
422		Baldwin & Lyons, Inc (Class B)	10
75,759	*	Berkshire Hathaway, Inc (Class B)	12,628
265		Blue Capital Reinsurance Holdings Ltd	5
4,884		Brown & Brown, Inc	204
18,505		Chubb Ltd	2,521
5,924		Cincinnati Financial Corp	428
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	50
7,386		Conseco, Inc	151
723	e	Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	7
746	*	eHealth, Inc	9
252		EMC Insurance Group, Inc	7
1,381		Employers Holdings, Inc	52
469	*	Enstar Group Ltd	90
983		Erie Indemnity Co (Class A)	121
1,629		Everest Re Group Ltd	381
125		FBL Financial Group, Inc (Class A)	8
485		Federated National Holding Co	8
471		Fidelity & Guaranty Life	13
4,423		First American Financial Corp	174
10,478		FNF Group	408

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,432	*	Genworth Financial, Inc (Class A)	$72
417	*	Global Indemnity Ltd	16
1,299	*	Greenlight Capital Re Ltd (Class A)	29
368	*	Hallmark Financial Services	4
1,754		Hanover Insurance Group, Inc	158
15,437		Hartford Financial Services Group, Inc	742
290		HCI Group, Inc	13
1,074		Heritage Insurance Holdings, Inc	14
1,816		Horace Mann Educators Corp	75
392		Independence Holding Co	7
439		Infinity Property & Casualty Corp	42
62		Investors Title Co	10
597		James River Group Holdings Ltd	26
1,401		Kemper Corp	56
9,066		Lincoln National Corp	593
10,894		Loews Corp	509
2,294		Maiden Holdings Ltd	32
544	*	Markel Corp	531
20,906		Marsh & McLennan Cos, Inc	1,545
3,498	*	MBIA, Inc	30
1,146		Mercury General Corp	70
37,195		Metlife, Inc	1,965
1,991		National General Holdings Corp	47
92		National Western Life Group, Inc	28
920		Navigators Group, Inc	50
10,025		Old Republic International Corp	205
823		OneBeacon Insurance Group Ltd (Class A)	13
378	*,e	Patriot National, Inc	1
1,934		Primerica, Inc	159
10,681		Principal Financial Group	674
1,787		ProAssurance Corp	108
23,091		Progressive Corp	905
17,676		Prudential Financial, Inc	1,886
2,540		Reinsurance Group of America, Inc (Class A)	322
1,702		RenaissanceRe Holdings Ltd	246
1,544		RLI Corp	93
591		Safety Insurance Group, Inc	41
2,545		Selective Insurance Group, Inc	120
630		State Auto Financial Corp	17
1,279		State National Cos, Inc	18
1,090		Stewart Information Services Corp	48
2,745	*	Third Point Reinsurance Ltd	33
4,709		Torchmark Corp	363
11,710		Travelers Cos, Inc	1,411
703	*,e	Trupanion, Inc	10
1,001		United Fire & Casualty Co	43
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	33
9,528		UnumProvident Corp	447
3,104		Validus Holdings Ltd	175
3,784		W.R. Berkley Corp	267
177		White Mountains Insurance Group Ltd	156
10,535		XL Group Ltd	420

		TOTAL INSURANCE	41,155

MATERIALS - 3.4%
1,236		A. Schulman, Inc	39
1,237	*	AdvanSix, Inc	34
7,756		Air Products & Chemicals, Inc	1,049
12,405	*	AK Steel Holding Corp	89
4,468		Albemarle Corp	472
5,991		Alcoa Corp	206
4,614	e	Allegheny Technologies, Inc	83
1,339		American Vanguard Corp	22
2,561		Aptargroup, Inc	197
2,572		Ashland Global Holdings, Inc	318
3,690		Avery Dennison Corp	297
6,300	*	Axalta Coating Systems Ltd	203

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,365		Balchem Corp	$113
6,862		Ball Corp	510
3,500		Bemis Co, Inc	171
4,931	*	Berry Plastics Group, Inc	239
1,581	*	Boise Cascade Co	42
2,280		Cabot Corp	137
2,460		Calgon Carbon Corp	36
1,911		Carpenter Technology Corp	71
5,780		Celanese Corp (Series A)	519
2,103	*	Century Aluminum Co	27
9,471		CF Industries Holdings, Inc	278
284		Chase Corp	27
7,294		Chemours Co	281
2,635	*	Chemtura	88
724	*	Clearwater Paper Corp	41
8,776	*	Cliffs Natural Resources, Inc	72
1,314	*	Codexis, Inc	6
5,932	*	Coeur Mining, Inc	48
4,728		Commercial Metals Co	90
1,228		Compass Minerals International, Inc	83
5,210	*	Crown Holdings, Inc	276
439		Deltic Timber Corp	34
2,575		Domtar Corp	94
44,936		Dow Chemical Co	2,855
1,937		Eagle Materials, Inc	188
5,805		Eastman Chemical Co	469
10,348		Ecolab, Inc	1,297
35,026		EI du Pont de Nemours & Co	2,814
3,191	*	Ferro Corp	48
2,943		Ferroglobe plc	30
1,776	*,e	Flotek Industries, Inc	23
5,270		FMC Corp	367
596	*	Forterra, Inc	12
53,242	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	711
954		FutureFuel Corp	14
2,539	*	GCP Applied Technologies, Inc	83
2,189	*,e	Gold Resource Corp	10
13,219		Graphic Packaging Holding Co	170
203		Greif, Inc	13
1,060		Greif, Inc (Class A)	58
2,060		H.B. Fuller Co	106
137	*	Handy & Harman Ltd	4
459		Hawkins, Inc	22
501		Haynes International, Inc	19
2,669	*	Headwaters, Inc	63
14,849		Hecla Mining Co	79
8,201		Huntsman Corp	201
1,764	*	Ingevity Corp	107
803		Innophos Holdings, Inc	43
974		Innospec, Inc	63
3,168		International Flavors & Fragrances, Inc	420
16,296		International Paper Co	828
722		Kaiser Aluminum Corp	58
3,552		Kapstone Paper and Packaging Corp	82
329		KMG Chemicals, Inc	15
850	*	Koppers Holdings, Inc	36
1,207	*	Kraton Polymers LLC	37
1,114		Kronos Worldwide, Inc	18
5,138	*	Louisiana-Pacific Corp	128
901	*,e	LSB Industries, Inc	8
13,062		LyondellBasell Industries AF S.C.A	1,191
2,614		Martin Marietta Materials, Inc	571
864		Materion Corp	29
1,470		Minerals Technologies, Inc	113
17,391		Monsanto Co	1,969
13,995		Mosaic Co	408
710	*	Multi Packaging Solutions International Ltd	13
871		Myers Industries, Inc	14
685		Neenah Paper, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

302		NewMarket Corp	$137
21,568		Newmont Mining Corp	711
13,088		Nucor Corp	782
6,869		Olin Corp	226
395		Olympic Steel, Inc	7
1,779	*	Omnova Solutions, Inc	18
6,677	*	Owens-Illinois, Inc	136
3,715		Packaging Corp of America	340
1,827		PH Glatfelter Co	40
5,829	*	Platform Specialty Products Corp	76
3,457		PolyOne Corp	118
10,623		PPG Industries, Inc	1,116
11,429		Praxair, Inc	1,355
529		Quaker Chemical Corp	70
1,744		Rayonier Advanced Materials, Inc	23
1,041	*	Real Industry, Inc	3
2,599		Reliance Steel & Aluminum Co	208
2,719		Royal Gold, Inc	190
5,399		RPM International, Inc	297
153	*	Ryerson Holding Corp	2
1,183		Schnitzer Steel Industries, Inc (Class A)	24
1,285		Schweitzer-Mauduit International, Inc	53
1,899		Scotts Miracle-Gro Co (Class A)	177
7,868		Sealed Air Corp	343
1,682		Sensient Technologies Corp	133
3,187		Sherwin-Williams Co	989
1,477		Silgan Holdings, Inc	88
4,152		Sonoco Products Co	220
2,884		Southern Copper Corp (NY)	104
9,711		Steel Dynamics, Inc	338
834		Stepan Co	66
5,038	*	Stillwater Mining Co	87
4,229	*	Summit Materials, Inc	104
2,967	*	SunCoke Energy, Inc	27
11,807		Tahoe Resources, Inc	95
1,733	*	TimkenSteel Corp	33
970	*	Trecora Resources	11
1,164		Tredegar Corp	20
819		Trinseo S.A.	55
1,894		Tronox Ltd	35
66		United States Lime & Minerals, Inc	5
5,639		United States Steel Corp	191
545	*,e	US Concrete, Inc	35
3,064		Valspar Corp	340
1,212	e	Valvoline, Inc	30
5,309		Vulcan Materials Co	640
1,567		Westlake Chemical Corp	103
10,072		WestRock Co	524
1,910	*	Worthington Industries, Inc	86
2,838		WR Grace & Co	198

		TOTAL MATERIALS	33,159

MEDIA - 3.1%
1,283		AMC Entertainment Holdings, Inc	40
2,276	*	AMC Networks, Inc	134
165		Cable One, Inc	103
14,484		CBS Corp (Class B)	1,005
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	11
8,032	*	Charter Communications, Inc	2,629
4,394		Cinemark Holdings, Inc	195
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	10
193,310		Comcast Corp (Class A)	7,267
46	*	Daily Journal Corp	10
6,207	*	Discovery Communications, Inc (Class A)	181
9,025	*	Discovery Communications, Inc (Class C)	255
8,842	*	DISH Network Corp (Class A)	561
1,252		Entercom Communications Corp (Class A)	18
2,637		Entravision Communications Corp (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

798	*,e	Eros International plc	$8
2,606	*	EW Scripps Co (Class A)	61
4,815		Gannett Co, Inc	40
1,656	*	Global Eagle Entertainment, Inc	5
2,680	*	Gray Television, Inc	39
408	*	Hemisphere Media Group, Inc	5
2,551	*	Imax Corp	87
15,824		Interpublic Group of Cos, Inc	389
1,843		John Wiley & Sons, Inc (Class A)	99
428	*	Liberty Braves Group (Class A)	10
1,434	*	Liberty Braves Group (Class C)	34
867	*	Liberty Broadband Corp (Class A)	74
3,782	*	Liberty Broadband Corp (Class C)	327
1,072	*	Liberty Media Group (Class A)	35
2,092	*	Liberty Media Group (Class C)	71
3,755	*	Liberty SiriusXM Group (Class A)	146
7,166	*	Liberty SiriusXM Group (Class C)	278
2,000	*	Lions Gate Entertainment Corp (Class A)	53
4,371	*	Lions Gate Entertainment Corp (Class B)	107
5,383	*	Live Nation, Inc	163
546	*	Loral Space & Communications, Inc	21
751	*	Madison Square Garden Co	150
2,109		MDC Partners, Inc	20
1,545		Meredith Corp	100
2,602	*	MSG Networks, Inc	61
2,714		National CineMedia, Inc	34
1,709		New Media Investment Group, Inc	24
3,590		New York Times Co (Class A)	52
14,434		News Corp	188
4,202		News Corp (Class B)	57
1,776		Nexstar Broadcasting Group, Inc (Class A)	125
9,450		Omnicom Group, Inc	815
888	*,e	Radio One, Inc	3
787	*	Reading International, Inc	12
3,573		Regal Entertainment Group (Class A)	81
175		Saga Communications, Inc	9
1,212		Scholastic Corp	52
3,406		Scripps Networks Interactive (Class A)	267
2,721		Sinclair Broadcast Group, Inc (Class A)	110
70,448	e	Sirius XM Holdings, Inc	363
9,000		TEGNA, Inc	231
31,502		Time Warner, Inc	3,078
4,296		Time, Inc	83
322	*	Townsquare Media, Inc	4
3,225		Tribune Co	120
1,096	*,e	tronc, Inc	15
43,546		Twenty-First Century Fox, Inc	1,410
19,364		Twenty-First Century Fox, Inc (Class B)	615
411		Viacom, Inc	20
13,700		Viacom, Inc (Class B)	639
64,983		Walt Disney Co	7,368
1,509	e	World Wrestling Entertainment, Inc (Class A)	33

		TOTAL MEDIA	30,626

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
64,923		AbbVie, Inc	4,230
3,739	*,e	Acadia Pharmaceuticals, Inc	129
987	*,e	Accelerate Diagnostics, Inc	24
1,131	*	Acceleron Pharma, Inc	30
1,583	*,e	AcelRx Pharmaceuticals, Inc	5
4,855	*	Achillion Pharmaceuticals, Inc	20
357	*	Aclaris Therapeutics, Inc	11
1,860	*	Acorda Therapeutics, Inc	39
711	*	Adamas Pharmaceuticals, Inc	12
1,933	*	Aduro Biotech, Inc	21
1,291	*,e	Advaxis, Inc	11
853	*	Adverum Biotechnologies, Inc	2
1,036	*	Aerie Pharmaceuticals, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

712	*	Aevi Genomic Medicine, Inc	$1
2,830	*	Agenus, Inc	11
527	*	Agile Therapeutics, Inc	2
13,032		Agilent Technologies, Inc	689
1,171	*,e	Agios Pharmaceuticals, Inc	68
1,095	*	Aimmune Therapeutics, Inc	24
1,027	*	Akebia Therapeutics, Inc	9
3,444	*	Akorn, Inc	83
1,060	*,e	Albany Molecular Research, Inc	15
1,914	*	Alder Biopharmaceuticals, Inc	40
8,726	*	Alexion Pharmaceuticals, Inc	1,058
5,962	*	Alkermes plc	349
13,396		Allergan plc	3,201
3,137	*	Alnylam Pharmaceuticals, Inc	161
1,423	*	AMAG Pharmaceuticals, Inc	32
30,131		Amgen, Inc	4,943
5,205	*	Amicus Therapeutics, Inc	37
1,331	*	Amphastar Pharmaceuticals, Inc	19
1,910	*,e	Ampio Pharmaceuticals, Inc	2
1,289	*,e	Anavex Life Sciences Corp	7
292	*	ANI Pharmaceuticals, Inc	14
1,485	*,e	Anthera Pharmaceuticals, Inc	1
506	*	Applied Genetic Technologies Corp	3
670	*	Aptevo Therapeutics, Inc	1
34	*,e	AquaBounty Technologies, Inc	0	^
1,104	*,e	Aratana Therapeutics, Inc	6
894	*	Ardelyx, Inc	11
9,609	*	Arena Pharmaceuticals, Inc	14
5,359	*	Array Biopharma, Inc	48
2,299	*,e	Arrowhead Research Corp	4
969	*	Atara Biotherapeutics, Inc	20
2,944	*,e	Athersys, Inc	5
189	*	Avexis, Inc	14
1,017	*	Axovant Sciences Ltd	15
408	*	Axsome Therapeutics, Inc	2
873	*	Bellicum Pharmaceuticals, Inc	11
3,132	*	BioCryst Pharmaceuticals, Inc	26
8,744	*	Biogen Idec, Inc	2,391
6,545	*	BioMarin Pharmaceutical, Inc	575
3,334	*,e	Bio-Path Holdings, Inc	3
843	*	Bio-Rad Laboratories, Inc (Class A)	168
213	*	Biospecifics Technologies Corp	12
1,525		Bio-Techne Corp	155
2,650	*	BioTime, Inc	9
4,398	*	Bioverativ, Inc	240
1,530	*	Bluebird Bio, Inc	139
828	*	Blueprint Medicines Corp	33
66,930		Bristol-Myers Squibb Co	3,640
4,348		Bruker BioSciences Corp	101
1,084	*	Cambrex Corp	60
704	*,e	Cara Therapeutics Inc	13
3,683	*	Catalent, Inc	104
30,754	*	Celgene Corp	3,827
4,172	*	Celldex Therapeutics, Inc	15
412	*,e	Cellular Biomedicine Group, Inc	5
1,716	*	Cempra, Inc	6
1,993	*	Charles River Laboratories International, Inc	179
1,103	*	ChemoCentryx, Inc	8
1,747	*	Chimerix, Inc	11
1,180	*	ChromaDex Corp	3
448	*	Cidara Therapeutics, Inc	3
1,310	*	Clovis Oncology, Inc	83
1,216	*	Coherus Biosciences, Inc	26
551	*,e	Collegium Pharmaceutical, Inc	6
642	*	Concert Pharmaceuticals Inc	11
2,638	*	Corcept Therapeutics, Inc	29
4,829	*	Curis, Inc	13
1,140	*	Cytokinetics, Inc	15
849	*	CytomX Therapeutics, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,438	*,e	CytRx Corp	$1
2,577	*	Depomed, Inc	32
851	*	Dermira, Inc	29
476	*	Dimension Therapeutics, Inc	1
4,800	*	Durect Corp	5
1,590	*,e	Dynavax Technologies Corp	9
364	*,e	Eagle Pharmaceuticals, Inc	30
681	*	Edge Therapeutics, Inc	6
296	*,e	Editas Medicine, Inc	7
977	*,e	Egalet Corp	5
135	*	Eiger BioPharmaceuticals, Inc	2
39,070		Eli Lilly & Co	3,286
1,340	*	Emergent Biosolutions, Inc	39
648	*	Enanta Pharmaceuticals, Inc	20
8,355	*	Endo International plc	93
1,449	*	Endocyte, Inc	4
1,275	*	Enzo Biochem, Inc	11
1,664	*	Epizyme, Inc	29
554	*	Esperion Thereapeutics, Inc	20
4,001	*,e	Exact Sciences Corp	94
9,358	*	Exelixis, Inc	203
2,028	*	FibroGen, Inc	50
979	*	Five Prime Therapeutics, Inc	35
405	*	Flex Pharma, Inc	2
587	*	Flexion Therapeutics Inc	16
1,247	*	Fluidigm Corp	7
1,392	*,e	Fortress Biotech, Inc	5
507	*,e	Foundation Medicine, Inc	16
333	*,e	Galena Biopharma, Inc	0	^
810	*	Genomic Health, Inc	25
6,445	*,e	Geron Corp	15
53,177		Gilead Sciences, Inc	3,612
561	*	Global Blood Therapeutics, Inc	21
4,607	*,e	Halozyme Therapeutics, Inc	60
1,306	*,e	Heron Therapeutics, Inc	20
236	*	Heska Corp	25
6,621	*	Horizon Pharma plc	98
2,542	*,e	Idera Pharmaceuticals, Inc	6
1,240	*	Ignyta, Inc	11
5,842	*	Illumina, Inc	997
484	*,e	Immune Design Corp	3
3,866	*,e	Immunogen, Inc	15
3,543	*,e	Immunomedics, Inc	23
3,085	*	Impax Laboratories, Inc	39
1,711	*	INC Research Holdings, Inc	78
6,532	*	Incyte Corp	873
2,197	*	Infinity Pharmaceuticals, Inc	7
2,197	e	Innoviva, Inc	30
767	*,e	Inotek Pharmaceuticals Corp	2
2,690	*,e	Inovio Pharmaceuticals, Inc	18
2,595	*	Insmed, Inc	45
998	*,e	Insys Therapeutics, Inc	10
276	*	Intellia Therapeutics, Inc	4
673	*,e	Intercept Pharmaceuticals, Inc	76
1,040	*	Intersect ENT, Inc	18
1,415	*	Intra-Cellular Therapies, Inc	23
2,310	*,e	Intrexon Corp	46
889	*	Invitae Corp	10
4,453	*,e	Ionis Pharmaceuticals, Inc	179
5,284	*,e	Ironwood Pharmaceuticals, Inc	90
110,005		Johnson & Johnson	13,701
2,598	*,e	Juno Therapeutics, Inc	58
988	*	Karyopharm Therapeutics, Inc	13
3,304	*,e	Keryx Biopharmaceuticals, Inc	20
1,606	*	Kite Pharma, Inc	126
486	*	La Jolla Pharmaceutical Co	14
1,137	*,e	Lannett Co, Inc	25
1,763	*,e	Lexicon Pharmaceuticals, Inc	25
773	*	Ligand Pharmaceuticals, Inc (Class B)	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,951	*	Lion Biotechnologies, Inc	$15
653	*,e	Lipocine, Inc	3
550	*	Loxo Oncology, Inc	23
1,733		Luminex Corp	32
1,309	*	MacroGenics, Inc	24
4,483	*	Mallinckrodt plc	200
2,381	*,e	MannKind Corp	4
2,880	*	Medicines Co	141
1,230	*,e	MediciNova, Inc	7
289	*	Medpace Holdings, Inc	9
110,996		Merck & Co, Inc	7,053
4,612	*,e	Merrimack Pharmaceuticals, Inc	14
1,054	*	Mettler-Toledo International, Inc	505
4,566	*,e	MiMedx Group, Inc	44
684	*	Minerva Neurosciences, Inc	6
332	*	Mirati Therapeutics, Inc	2
2,562	*	Momenta Pharmaceuticals, Inc	34
18,027	*	Mylan NV	703
480	*	MyoKardia, Inc	6
2,876	*,e	Myriad Genetics, Inc	55
460	*	NanoString Technologies, Inc	9
280	*,e	NantKwest, Inc	1
1,110	*	Natera, Inc	10
5,532	*	Nektar Therapeutics	130
2,201	*	NeoGenomics, Inc	17
564	*,e	Neos Therapeutics, Inc	4
3,617	*	Neurocrine Biosciences, Inc	157
866	*	NewLink Genetics Corp	21
11,296	*,e	Novavax, Inc	14
543	*,e	Ocular Therapeutix, Inc	5
1,496	*,e	Omeros Corp	23
542	*	OncoMed Pharmaceuticals, Inc	5
1,250	*	Ophthotech Corp	5
13,300	*,e	Opko Health, Inc	106
2,776	*,e	Organovo Holdings, Inc	9
1,016	*	Otonomy, Inc	12
1,035	*,e	OvaScience, Inc	2
3,094	*	Pacific Biosciences of California, Inc	16
1,106	*	Pacira Pharmaceuticals, Inc	50
529	*	Paratek Pharmaceuticals, Inc	10
1,994	*	Parexel International Corp	126
1,295	*	Patheon NV	34
7,108		PDL BioPharma, Inc	16
4,184	*	PerkinElmer, Inc	243
5,506		Perrigo Co plc	366
694	*	Pfenex, Inc	4
240,637		Pfizer, Inc	8,232
2,423		PharmAthene, Inc	2
638		Phibro Animal Health Corp	18
1,961	*	Portola Pharmaceuticals, Inc	77
926	*	PRA Health Sciences, Inc	60
2,249	*	Prestige Brands Holdings, Inc	125
2,427	*	Progenics Pharmaceuticals, Inc	23
282	*	Protagonist Therapeutics, Inc	4
282	*	Proteostasis Therapeutics, Inc	2
1,437	*,e	Prothena Corp plc	80
1,436	*	PTC Therapeutics, Inc	14
1,018	*	Puma Biotechnology, Inc	38
8,591		QIAGEN NV	249
5,701	*	Quintiles Transnational Holdings, Inc	459
1,230	*	Radius Health, Inc	48
227	*,e	Reata Pharmaceuticals, Inc	5
3,164	*	Regeneron Pharmaceuticals, Inc	1,226
869	*	REGENXBIO, Inc	17
1,210	*,e	Regulus Therapeutics, Inc	2
1,493	*	Repligen Corp	53
1,469	*	Retrophin, Inc	27
670	*	Revance Therapeutics, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,471	*	Rigel Pharmaceuticals, Inc	$11
1,100	*	Sage Therapeutics, Inc	78
3,004	*	Sangamo Biosciences, Inc	16
1,786	*	Sarepta Therapeutics, Inc	53
2,282	*	Sciclone Pharmaceuticals, Inc	22
4,085	*	Seattle Genetics, Inc	257
745	*	Seres Therapeutics, Inc	8
1,189	*,e	Sorrento Therapeutics, Inc	5
702	*	Spark Therapeutics, Inc	37
2,652	*	Spectrum Pharmaceuticals, Inc	17
414	*	Stemline Therapeutics, Inc	4
1,048	*,e	Sucampo Pharmaceuticals, Inc (Class A)	12
1,932	*	Supernus Pharmaceuticals, Inc	60
7,382	*,e	Synergy Pharmaceuticals, Inc	34
3,062	*,e	Synthetic Biologics, Inc	2
383	*,e	T2 Biosystems, Inc	2
1,333	*,e	Teligent, Inc	10
1,139	*	TESARO, Inc	175
1,526	*	Tetraphase Pharmaceuticals, Inc	14
1,516	*,e	TG Therapeutics, Inc	18
5,906	*,e	TherapeuticsMD, Inc	43
1,491	*	Theravance Biopharma, Inc	55
15,751		Thermo Fisher Scientific, Inc	2,419
770	*,e	Titan Pharmaceuticals, Inc	3
390	*,m	Tobira Therapeutics, Inc	5
430	*,e	Tokai Pharmaceuticals, Inc	0	^
1,790	*	Trevena, Inc	7
1,190	*,e	Trovagene, Inc	1
1,517	*	Ultragenyx Pharmaceutical, Inc	103
1,741	*	United Therapeutics Corp	236
1,501	*	Vanda Pharmaceuticals, Inc	21
594	*	Veracyte, Inc	5
946	*	Versartis, Inc	20
10,008	*	Vertex Pharmaceuticals, Inc	1,094
702	*	Vital Therapies, Inc	3
484	*	Voyager Therapeutics, Inc	6
3,221	*	VWR Corp	91
3,162	*	Waters Corp	494
314	*	WaVe Life Sciences Pte Ltd	9
663	*,e	XBiotech, Inc	11
1,194	*	Xencor Inc	29
704	*	Zafgen, Inc	3
4,815	*,e	ZIOPHARM Oncology, Inc	31
18,179		Zoetis, Inc	970
845	*	Zogenix, Inc	9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,578

REAL ESTATE - 4.0%
2,898		Acadia Realty Trust	87
943		Agree Realty Corp	45
1,613		Alexander & Baldwin, Inc	72
87		Alexander’s, Inc	38
3,477		Alexandria Real Estate Equities, Inc	384
466	*,e	Altisource Portfolio Solutions S.A.	17
1,599		American Assets Trust,Inc	67
5,404		American Campus Communities, Inc	257
7,178		American Homes 4 Rent	165
16,836		American Tower Corp	2,046
6,168		Apartment Investment & Management Co (Class A)	274
6,562		Apple Hospitality REIT, Inc	125
1,267		Armada Hoffler Properties, Inc	18
1,249		Ashford Hospitality Prime, Inc	13
3,090		Ashford Hospitality Trust, Inc	20
454	*,e	AV Homes, Inc	8
5,487		AvalonBay Communities, Inc	1,007
769		Bluerock Residential Growth REIT, Inc	10
6,073		Boston Properties, Inc	804
7,108		Brandywine Realty Trust	115

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,928		Brixmor Property Group, Inc	$170
3,565		Camden Property Trust	287
3,493		Care Capital Properties, Inc	94
2,243		CareTrust REIT, Inc	38
1,667		CatchMark Timber Trust Inc	19
7,059		CBL & Associates Properties, Inc	67
11,909	*	CBRE Group, Inc	414
3,595		Cedar Realty Trust, Inc	18
1,627		Chatham Lodging Trust	32
2,532		Chesapeake Lodging Trust	61
556		City Office REIT, Inc	7
21,709		Colony NorthStar, Inc	280
2,678		Colony Starwood Homes	91
5,267		Columbia Property Trust, Inc	117
1,060		Community Healthcare Trust, Inc	25
267		Consolidated-Tomoka Land Co	14
4,821		CoreCivic, Inc	152
419	e	CorEnergy Infrastructure Trust, Inc	14
1,384		Coresite Realty	125
3,989		Corporate Office Properties Trust	132
14,104		Cousins Properties, Inc	117
14,401		Crown Castle International Corp	1,360
7,343		CubeSmart	191
2,920		CyrusOne, Inc	150
3,638		DCT Industrial Trust, Inc	175
12,989		DDR Corp	163
8,448		DiamondRock Hospitality Co	94
6,088		Digital Realty Trust, Inc	648
5,417		Douglas Emmett, Inc	208
13,997		Duke Realty Corp	368
3,070		DuPont Fabros Technology, Inc	152
964		Easterly Government Properties, Inc	19
1,377		EastGroup Properties, Inc	101
2,519		Education Realty Trust, Inc	103
5,016		Empire State Realty Trust, Inc	104
2,617		Entertainment Properties Trust	193
3,002		Equinix, Inc	1,202
4,669	*	Equity Commonwealth	146
3,010		Equity Lifestyle Properties, Inc	232
14,232		Equity Residential	886
2,558		Essex Property Trust, Inc	592
4,978		Extra Space Storage, Inc	370
420	e	Farmland Partners, Inc	5
2,807		Federal Realty Investment Trust	375
5,675		FelCor Lodging Trust, Inc	43
4,766		First Industrial Realty Trust, Inc	127
2,547		First Potomac Realty Trust	26
9,480		Forest City Realty Trust, Inc	207
1,413	*	Forestar Group, Inc	19
2,420		Four Corners Property Trust, Inc	55
4,124		Franklin Street Properties Corp	50
309	*	FRP Holdings, Inc	12
7,673		Gaming and Leisure Properties, Inc	256
2,848		Geo Group, Inc	132
1,199		Getty Realty Corp	30
23,177		GGP, Inc	537
881		Gladstone Commercial Corp	18
1,788	*	Global Net Lease, Inc	43
2,836		Government Properties Income Trust	59
5,778		Gramercy Property Trust	152
18,976		HCP, Inc	594
4,293		Healthcare Realty Trust, Inc	140
5,602		Healthcare Trust of America, Inc	176
1,884		Hersha Hospitality Trust	35
741		HFF, Inc (Class A)	21
3,988		Highwoods Properties, Inc	196
6,332		Hospitality Properties Trust	200
29,386		Host Marriott Corp	548

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,318	*	Howard Hughes Corp	$155
4,425		Hudson Pacific Properties	153
1,375		Independence Realty Trust, Inc	13
4,600		Investors Real Estate Trust	27
3,361	*	Invitation Homes, Inc	73
10,789		Iron Mountain, Inc	385
2,991	*	iStar Financial, Inc	35
1,718		Jones Lang LaSalle, Inc	192
3,408		Kennedy-Wilson Holdings, Inc	76
3,723		Kilroy Realty Corp	268
16,000		Kimco Realty Corp	353
3,499		Kite Realty Group Trust	75
3,137		Lamar Advertising Co	234
3,864		LaSalle Hotel Properties	112
9,500		Lexington Realty Trust	95
6,172		Liberty Property Trust	238
1,889		Life Storage, Inc	155
1,589		LTC Properties, Inc	76
5,673		Macerich Co	365
3,534		Mack-Cali Realty Corp	95
569	*	Marcus & Millichap, Inc	14
627		MedEquities Realty Trust, Inc	7
8,614		Medical Properties Trust, Inc	111
4,337		Mid-America Apartment Communities, Inc	441
2,597		Monmouth Real Estate Investment Corp (Class A)	37
6,986		Monogram Residential Trust, Inc	70
1,549		National Health Investors, Inc	113
6,106		National Retail Properties, Inc	266
1,004		National Storage Affiliates Trust	24
2,762		New Senior Investment Group, Inc	28
822		NexPoint Residential Trust, Inc	20
2,437		NorthStar Realty Europe Corp	28
7,718		Omega Healthcare Investors, Inc	255
567		One Liberty Properties, Inc	13
5,803		Outfront Media, Inc	154
7,444		Paramount Group, Inc	121
4,559		Park Hotels & Resorts, Inc	117
1,763		Parkway, Inc	35
3,039	e	Pebblebrook Hotel Trust	89
3,002		Pennsylvania REIT	45
5,550		Physicians Realty Trust	110
5,978		Piedmont Office Realty Trust, Inc	128
1,205		Potlatch Corp	55
971		Preferred Apartment Communities, Inc	13
21,058		Prologis, Inc	1,093
636		PS Business Parks, Inc	73
5,884		Public Storage, Inc	1,288
1,928		QTS Realty Trust, Inc	94
3,795	*	Quality Care Properties, Inc	72
3,606		RAIT Investment Trust	12
3,360		Ramco-Gershenson Properties	47
4,539		Rayonier, Inc	129
732		Re/Max Holdings, Inc	44
5,983		Realogy Holdings Corp	178
10,691		Realty Income Corp	636
5,489		Regency Centers Corp	364
3,984		Retail Opportunities Investment Corp	84
10,028		Retail Properties of America, Inc	145
2,685		Rexford Industrial Realty, Inc	61
5,071		RLJ Lodging Trust	119
283		RMR Group, Inc	14
1,467		Ryman Hospitality Properties	91
2,666		Sabra Healthcare REIT, Inc	74
392		Saul Centers, Inc	24
5,006	*	SBA Communications Corp	603
2,564		Select Income REIT	66
9,747		Senior Housing Properties Trust	197
990	e	Seritage Growth Properties	43
1,385		Silver Bay Realty Trust Corp	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,325		Simon Property Group, Inc	$2,120
3,923		SL Green Realty Corp	418
18,856		Spirit Realty Capital, Inc	191
2,290	*	St. Joe Co	39
2,739	*	STAG Industrial, Inc	69
6,255		STORE Capital Corp	149
99		Stratus Properties, Inc	3
3,813		Summit Hotel Properties, Inc	61
2,587		Sun Communities, Inc	208
7,531		Sunstone Hotel Investors, Inc	115
3,910		Tanger Factory Outlet Centers, Inc	128
2,428		Taubman Centers, Inc	160
695	*	Tejon Ranch Co	15
1,821		Terreno Realty Corp	51
1,934		Tier REIT, Inc	34
761	*	Trinity Place Holdings, Inc	6
10,915		UDR, Inc	396
994		UMH Properties, Inc	15
4,486		Uniti Group, Inc	116
575		Universal Health Realty Income Trust	37
3,855		Urban Edge Properties	101
1,188		Urstadt Biddle Properties, Inc (Class A)	24
13,746		Ventas, Inc	894
37,616		VEREIT, Inc	319
6,868		Vornado Realty Trust	689
7,659		Washington Prime Group, Inc	67
3,060		Washington REIT	96
4,685		Weingarten Realty Investors	156
14,281		Welltower, Inc	1,011
29,618		Weyerhaeuser Co	1,006
976		Whitestone REIT	14
4,055		WP Carey, Inc	252
4,278		Xenia Hotels & Resorts, Inc	73

		TOTAL REAL ESTATE	39,442

RETAILING - 5.0%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	13
2,730		Aaron’s, Inc	81
2,820		Abercrombie & Fitch Co (Class A)	34
2,842		Advance Auto Parts, Inc	421
15,567	*	Amazon.com, Inc	13,801
6,834		American Eagle Outfitters, Inc	96
367	*	America’s Car-Mart, Inc	13
829	*	Asbury Automotive Group, Inc	50
7,267	*,e	Ascena Retail Group, Inc	31
2,694	*	Autonation, Inc	114
1,195	*	AutoZone, Inc	864
1,364	*	Barnes & Noble Education, Inc	13
2,159		Barnes & Noble, Inc	20
5,730		Bed Bath & Beyond, Inc	226
11,024		Best Buy Co, Inc	542
824	e	Big 5 Sporting Goods Corp	12
1,715		Big Lots, Inc	83
517	*	Boot Barn Holdings, Inc	5
1,023	e	Buckle, Inc	19
512	*	Build-A-Bear Workshop, Inc	5
2,905	*	Burlington Stores, Inc	283
2,077	*	Cabela’s, Inc	110
1,284		Caleres, Inc	34
437		Camping World Holdings, Inc	14
7,703	*	Carmax, Inc	456
966		Cato Corp (Class A)	21
4,716		Chico’s FAS, Inc	67
552		Children’s Place Retail Stores, Inc	66
619		Citi Trends, Inc	11
764	*,e	Container Store Group, Inc	3
1,858		Core-Mark Holding Co, Inc	58
2,760		CST Brands, Inc	133
2,260	*	Destination XL Group, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,623		Dick’s Sporting Goods, Inc	$176
779	e	Dillard’s, Inc (Class A)	41
11,444		Dollar General Corp	798
9,166	*	Dollar Tree, Inc	719
2,767		DSW, Inc (Class A)	57
404	*,e	Duluth Holdings, Inc	9
4,286	*	Etsy, Inc	46
4,730		Expedia, Inc	597
3,087	*	Express Parent LLC	28
1,930		Finish Line, Inc (Class A)	27
2,292	*	Five Below, Inc	99
5,534		Foot Locker, Inc	414
1,652	*	Francesca’s Holdings Corp	25
1,409	e	Fred’s, Inc (Class A)	18
724	*	FTD Cos, Inc	15
4,219		GameStop Corp (Class A)	95
9,205		Gap, Inc	224
840	*	Genesco, Inc	47
5,703		Genuine Parts Co	527
1,841	e	GNC Holdings, Inc	14
861		Group 1 Automotive, Inc	64
15,187	*	Groupon, Inc	60
2,487		Guess?, Inc	28
983		Haverty Furniture Cos, Inc	24
948	*,e	Hibbett Sports, Inc	28
49,800		Home Depot, Inc	7,312
1,388		HSN, Inc	52
12,859	*,e	JC Penney Co, Inc	79
705		Kirkland’s, Inc	9
7,447		Kohl’s Corp	296
9,734		L Brands, Inc	458
733	*,e	Lands’ End, Inc	16
2,202	*	Liberty Expedia Holdings, Inc	100
17,498	*	Liberty Interactive Corp	350
3,006	*	Liberty TripAdvisor Holdings, Inc	42
2,918	*	Liberty Ventures	130
960		Lithia Motors, Inc (Class A)	82
12,079	*	LKQ Corp	354
35,848		Lowe’s Companies, Inc	2,947
1,262	*,e	Lumber Liquidators, Inc	27
12,456		Macy’s, Inc	369
1,129	*	MarineMax, Inc	24
3,432	*	Michaels Cos, Inc	77
1,098		Monro Muffler, Inc	57
1,529	*	Murphy USA, Inc	112
16,279	*	NetFlix, Inc	2,406
4,712	e	Nordstrom, Inc	219
1,216		Nutri/System, Inc	68
22,026		Office Depot, Inc	103
848	*	Ollie’s Bargain Outlet Holdings, Inc	28
3,777	*	O’Reilly Automotive, Inc	1,019
567	*	Overstock.com, Inc	10
1,066	*,e	Party City Holdco, Inc	15
1,600		Penske Auto Group, Inc	75
848		PetMed Express, Inc	17
3,298		Pier 1 Imports, Inc	24
1,985	*	Priceline.com, Inc	3,533
2,196	e	Rent-A-Center, Inc	19
1,378	*,e	Restoration Hardware Holdings, Inc	64
15,704		Ross Stores, Inc	1,034
5,321	*	Sally Beauty Holdings, Inc	109
1,357	*	Select Comfort Corp	34
576		Shoe Carnival, Inc	14
1,427	*	Shutterfly, Inc	69
2,789		Signet Jewelers Ltd	193
1,157		Sonic Automotive, Inc (Class A)	23
758	*,e	Sportsman’s Warehouse Holdings, Inc	4
1,474	e	Stage Stores, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,736		Staples, Inc	$217
1,440	e	Stein Mart, Inc	4
1,945	e	Tailored Brands, Inc	29
22,249		Target Corp	1,228
4,358		Tiffany & Co	415
884		Tile Shop Holdings, Inc	17
432		Tilly’s, Inc	4
26,488		TJX Companies, Inc	2,095
5,467		Tractor Supply Co	377
4,356	*	TripAdvisor, Inc	188
1,789	*	Tuesday Morning Corp	7
2,293	*	Ulta Salon Cosmetics & Fragrance, Inc	654
3,362	*	Urban Outfitters, Inc	80
990	*	Vitamin Shoppe, Inc	20
1,299	*,e	Wayfair, Inc	53
640	*	West Marine, Inc	6
3,535		Williams-Sonoma, Inc	190
133		Winmark Corp	15
457	*	Zumiez, Inc	8

		TOTAL RETAILING	49,469

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
210	*,e	Acacia Communications, Inc	12
1,628	*	Advanced Energy Industries, Inc	112
29,948	*	Advanced Micro Devices, Inc	436
844	*	Alpha & Omega Semiconductor Ltd	14
1,324	*	Ambarella, Inc	72
3,751	*	Amkor Technology, Inc	43
14,336		Analog Devices, Inc	1,175
43,394		Applied Materials, Inc	1,688
1,339	*	Axcelis Technologies, Inc	25
15,103		Broadcom Ltd	3,307
2,909		Brooks Automation, Inc	65
639		Cabot Microelectronics Corp	49
2,492	*	Cavium, Inc	179
910	*	Ceva, Inc	32
2,293	*	Cirrus Logic, Inc	139
1,302		Cohu, Inc	24
4,110	*	Cree, Inc	110
12,862		Cypress Semiconductor Corp	177
1,646	*	Diodes, Inc	40
1,224	*	DSP Group, Inc	15
5,882	*	Entegris, Inc	138
1,921	*	Exar Corp	25
2,662	*,e	First Solar, Inc	72
2,989	*	Formfactor, Inc	35
1,722	*	GigOptix, Inc	5
229	*,e	Impinj, Inc	7
1,603	*	Inphi Corp	78
5,139	*	Integrated Device Technology, Inc	122
189,873		Intel Corp	6,849
1,231		IXYS Corp	18
6,195		Kla-Tencor Corp	589
3,559	*	Kopin Corp	15
6,331		Lam Research Corp	813
5,097	*	Lattice Semiconductor Corp	35
1,366	*	MA-COM Technology Solutions	66
15,563		Marvell Technology Group Ltd	237
11,292		Maxim Integrated Products, Inc	508
2,280	*	MaxLinear, Inc	64
8,396		Microchip Technology, Inc	619
41,627	*	Micron Technology, Inc	1,203
4,670	*	Microsemi Corp	241
2,245		MKS Instruments, Inc	154
1,598		Monolithic Power Systems, Inc	147
1,014	*	Nanometrics, Inc	31
1,216	*,e	NeoPhotonics Corp Ltd	11
258		NVE Corp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,321		NVIDIA Corp	$2,214
17,093	*	ON Semiconductor Corp	265
1,181	*	PDF Solutions, Inc	27
2,703	*	Photronics, Inc	29
1,058		Power Integrations, Inc	70
5,008	*	Qorvo, Inc	343
58,908		Qualcomm, Inc	3,378
3,795	*	Rambus, Inc	50
1,464	*	Rudolph Technologies, Inc	33
2,372	*	Semtech Corp	80
1,460	*	Sigma Designs, Inc	9
1,452	*	Silicon Laboratories, Inc	107
7,550		Skyworks Solutions, Inc	740
2,299	*,e	SunPower Corp	14
8,427		Teradyne, Inc	262
40,183		Texas Instruments, Inc	3,237
928	*	Ultra Clean Holdings	16
1,078	*	Ultratech, Inc	32
1,796	*	Veeco Instruments, Inc	54
3,930	*	Versum Materials, Inc	120
2,408	*	Xcerra Corp	21
10,076		Xilinx, Inc	583
1,570		Xperi Corp	53

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	31,554

SOFTWARE & SERVICES - 12.2%
1,524	*	2U, Inc	60
3,853	*	8x8, Inc	59
1,417	*	A10 Networks, Inc	13
24,970		Accenture plc	2,993
4,872	*	ACI Worldwide, Inc	104
22,233		Activision Blizzard, Inc	1,109
1,761	*	Actua Corp	25
3,190	*	Acxiom Corp	91
19,539	*	Adobe Systems, Inc	2,543
6,783	*	Akamai Technologies, Inc	405
351	*,e	Alarm.com Holdings, Inc	11
780	*	ALJ Regional Holdings, Inc	3
2,308		Alliance Data Systems Corp	575
11,798	*	Alphabet, Inc (Class A)	10,003
11,908	*	Alphabet, Inc (Class C)	9,879
384	*	Amber Road, Inc	3
5,832		Amdocs Ltd	356
1,091	*	American Software, Inc (Class A)	11
1,936	*	Angie’s List, Inc	11
3,431	*	Ansys, Inc	367
244	*	Appfolio, Inc	7
3,100	*	Aspen Technology, Inc	183
1,048	*	Atlassian Corp plc	31
389	*	Autobytel, Inc	5
8,550	*	Autodesk, Inc	739
18,187		Automatic Data Processing, Inc	1,862
1,988	*	Bankrate, Inc	19
898	*	Barracuda Networks, Inc	21
3,330	*	Bazaarvoice, Inc	14
521	*	Benefitfocus, Inc	15
880	*,e	Black Knight Financial Services, Inc	34
1,736		Blackbaud, Inc	133
2,216	*	Blackhawk Network Holdings, Inc	90
331	*,e	Blackline, Inc	10
1,604	*	Blucora, Inc	28
4,719		Booz Allen Hamilton Holding Co	167
1,713	*	Bottomline Technologies, Inc	41
1,972	*	Box, Inc	32
1,247	*	Brightcove, Inc	11
4,636		Broadridge Financial Solutions, Inc	315
1,302	*	BroadSoft, Inc	52
11,274		CA, Inc	358

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

916	*	CACI International, Inc (Class A)	$107
11,889	*	Cadence Design Systems, Inc	373
2,264	*	Callidus Software, Inc	48
540	*	Carbonite, Inc	11
1,869	*	Cardtronics plc	87
797	*	Care.com, Inc	10
437		Cass Information Systems, Inc	29
6,061		CDK Global, Inc	394
921	*	ChannelAdvisor Corp	10
1,034	*,e	Cimpress NV	89
6,229	*	Citrix Systems, Inc	519
24,134	*	Cognizant Technology Solutions Corp (Class A)	1,436
1,101	*	CommerceHub, Inc	17
550	*	CommerceHub, Inc (Series A)	9
1,305	*	Commvault Systems, Inc	66
5,517		Computer Sciences Corp	381
7,961	*	Conduent, Inc	134
3,726		Convergys Corp	79
2,077	*	Cornerstone OnDemand, Inc	81
1,279	*	CoStar Group, Inc	265
290	*,e	Coupa Software, Inc	7
1,464		CSG Systems International, Inc	55
6,290		CSRA, Inc	184
8,568	*	Dell Technologies, Inc-VMware Inc	549
1,843	*	DHI Group, Inc	7
335	*,e	Digimarc Corp	9
1,232		DST Systems, Inc	151
40,535	*	eBay, Inc	1,361
797	e	Ebix, Inc	49
11,617	*	Electronic Arts, Inc	1,040
1,241	*	Ellie Mae, Inc	124
2,483	*	Endurance International Group Holdings, Inc	20
1,037	*	EnerNOC, Inc	6
1,657	*	Envestnet, Inc	54
1,840	*	EPAM Systems, Inc	139
1,914	*	Euronet Worldwide, Inc	164
292	*	Everbridge, Inc	6
2,796		EVERTEC, Inc	44
544	*	EXA Corp	7
1,092	*	ExlService Holdings, Inc	52
89,857	*	Facebook, Inc	12,764
1,150		Fair Isaac Corp	148
13,017		Fidelity National Information Services, Inc	1,036
6,281	*,e	FireEye, Inc	79
3,306	*	First American Corp	135
12,638	*	First Data Corp	196
8,876	*	Fiserv, Inc	1,024
1,340	*	Five9, Inc	22
3,652	*	FleetCor Technologies, Inc	553
514		Forrester Research, Inc	20
5,632	*	Fortinet, Inc	216
3,062	*	Gartner, Inc	331
5,683		Genpact Ltd	141
1,325	*	Gigamon, Inc	47
6,099		Global Payments, Inc	492
315	*	Global Sources Ltd	3
837	*,e	Globant S.A.	31
5,108	*,e	Glu Mobile, Inc	12
1,933	*	GoDaddy, Inc	73
2,479	*,e	Gogo, Inc	27
3,325	*	GrubHub, Inc	109

1,039	*	GTT Communications, Inc	25
680	*	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	168
1,077		Hackett Group, Inc	21
1,639	*	Hortonworks, Inc	16
1,189	*	HubSpot, Inc	72
2,708	*	IAC/InterActiveCorp	200
1,120	*	Imperva, Inc	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,377	*	Information Services Group, Inc	$4
445	*	Instructure, Inc	10
35,260		International Business Machines Corp	6,140
9,726		Intuit, Inc	1,128
1,737		j2 Global, Inc	146
3,038		Jack Henry & Associates, Inc	283
1,823	*	Jive Software, Inc	8
5,080		Leidos Holdings, Inc	260
3,363	*	Limelight Networks, Inc	9
1,143	*	Liquidity Services, Inc	9
2,686	*	Liveperson, Inc	18
2,094		LogMeIn, Inc	204
2,780	*	Manhattan Associates, Inc	145
1,025		Mantech International Corp (Class A)	36
1,311		Marchex, Inc (Class B)	4
38,671		MasterCard, Inc (Class A)	4,349
1,373	*,e	Match Group, Inc	22
2,445		MAXIMUS, Inc	152
1,521	*	MeetMe, Inc	9
303,117		Microsoft Corp	19,963
391	*	MicroStrategy, Inc (Class A)	73
613	*	MINDBODY, Inc	17
1,253	*	Mitek Systems, Inc	8
1,693	*	MobileIron, Inc	7
844	*	Model N, Inc	9
1,065	*	MoneyGram International, Inc	18
1,800		Monotype Imaging Holdings, Inc	36
216		NCI, Inc (Class A)	3
2,229	*	NeuStar, Inc (Class A)	74
909	*	New Relic, Inc	34
2,596		NIC, Inc	52
9,231	*	Nuance Communications, Inc	160
599	*	Numerex Corp	3
556	*	Nutanix, Inc	10
118,806		Oracle Corp	5,300
9,063	*	Pandora Media, Inc	107
444	*,e	Park City Group, Inc	6
12,790		Paychex, Inc	753
1,813	*	Paycom Software, Inc	104
880	*	Paylocity Holding Corp	34
45,415	*	PayPal Holdings, Inc	1,954
1,584		Pegasystems, Inc	70
1,536	*	Perficient, Inc	27
496	*	PFSweb, Inc	3
1,710	*	Planet Payment, Inc	7
2,115		Progress Software Corp	61
1,685	*	Proofpoint, Inc	125
1,099	*	PROS Holdings, Inc	27
4,427	*	PTC, Inc	233
1,059	*	Q2 Holdings, Inc	37
400		QAD, Inc (Class A)	11
1,041	*	Qualys, Inc	39
1,192	*	QuinStreet, Inc	5
2,538	*	Quotient Technology, Inc	24
809	*	Rapid7, Inc	12
1,085	*	RealNetworks, Inc	5
2,115	*	RealPage, Inc	74
7,233	*	Red Hat, Inc	626
393		Reis, Inc	7
1,375	*	RetailMeNot, Inc	11
390	*	Rightside Group Ltd	4
2,430	*	RingCentral, Inc	69
750	*	Rosetta Stone, Inc	7
1,562	*	Rubicon Project, Inc	9
8,252		Sabre Corp	175
25,544	*	salesforce.com, Inc	2,107
594		Sapiens International Corp NV	8
1,738		Science Applications International Corp	129
257	*	SecureWorks Corp	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,319	*	ServiceNow, Inc	$553
2,827	*	ServiceSource International LLC	11
831	*	Shutterstock, Inc	34
1,525	*	Silver Spring Networks, Inc	17
5,430	*	Splunk, Inc	338
690	*	SPS Commerce, Inc	40
2,138	*	Square, Inc	37
5,992		SS&C Technologies Holdings, Inc	212
661	*,e	Stamps.com, Inc	78
1,663	*	Sykes Enterprises, Inc	49
24,561		Symantec Corp	754
1,690	*	Synchronoss Technologies, Inc	41
5,929	*	Synopsys, Inc	428
1,329		Syntel, Inc	22
2,282	*	Tableau Software, Inc	113
3,433	*	Take-Two Interactive Software, Inc	204
708	*	TechTarget, Inc	6
834	*	TeleNav, Inc	7
730		TeleTech Holdings, Inc	22
5,345	*	Teradata Corp	166
4,172		TiVo Corp	78
6,571		Total System Services, Inc	351
200	*	Trade Desk, Inc	7
4,455		Travelport Worldwide Ltd	52
2,080	*,e	TrueCar, Inc	32
672	*,e	Twilio, Inc	19
25,252	*	Twitter, Inc	378
1,273	*	Tyler Technologies, Inc	197
1,115	*	Ultimate Software Group, Inc	218
2,160	*	Unisys Corp	30
6,175	*	Vantiv, Inc	396
425	*	Varonis Systems, Inc	14
1,227	*	Vasco Data Security International	17
2,567	*	Verint Systems, Inc	111
3,749	*	VeriSign, Inc	327
2,063	*,e	VirnetX Holding Corp	5
1,253	*	Virtusa Corp	38
76,484		Visa, Inc (Class A)	6,797
3,182	*,e	VMware, Inc (Class A)	293
1,457	*	WebMD Health Corp (Class A)	77
1,869	*	Website Pros, Inc	36
19,018		Western Union Co	387
1,599	*	WEX, Inc	166
4,650	*	Workday, Inc	387
912	*	Workiva, Inc	14
929	*	Xactly Corp	11
269	*	XO Group, Inc	5
34,679	*	Yahoo!, Inc	1,609
2,740	*	Yelp, Inc	90
3,351	*	Zendesk, Inc	94
2,077	*	Zillow Group, Inc	70
4,246	*	Zillow Group, Inc (Class C)	143
3,311	*	Zix Corp	16
30,167	*	Zynga, Inc	86
		TOTAL SOFTWARE & SERVICES	120,230

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
4,409	*,e	3D Systems Corp	66
2,222		Adtran, Inc	46
932	*	Aerohive Networks, Inc	4
1,059	*	Agilysys, Inc	10
11,881		Amphenol Corp (Class A)	846
1,193	*	Anixter International, Inc	95
219,440		Apple, Inc	31,525
654	*	Applied Optoelectronics, Inc	37
1,489	*	Arista Networks, Inc	197
7,489	*	ARRIS International plc	198
3,591	*	Arrow Electronics, Inc	264
1,363	*	Avid Technology, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,010		Avnet, Inc	$229
627		AVX Corp	10
1,306		Badger Meter, Inc	48
429		Bel Fuse, Inc (Class B)	11
1,728		Belden CDT, Inc	120
2,361	*	Benchmark Electronics, Inc	75
755		Black Box Corp	7
14,976		Brocade Communications Systems, Inc	187
1,369	*	CalAmp Corp	23
1,907	*	Calix, Inc	14
6,215		CDW Corp	359
5,590	*	Ciena Corp	132
202,101		Cisco Systems, Inc	6,831
522	*	Clearfield, Inc	9
3,203		Cognex Corp	269
1,000	*	Coherent, Inc	206
4,943	*	CommScope Holding Co, Inc	206
784		Comtech Telecommunications Corp	12
490	*	Control4 Corp	8
37,994		Corning, Inc	1,026
1,729	*	Cray, Inc	38
1,425		CTS Corp	30
1,609		Daktronics, Inc	15
2,709		Diebold, Inc	83
1,490	*	Digi International, Inc	18
2,076		Dolby Laboratories, Inc (Class A)	109
789	*	Eastman Kodak Co	9
1,847	*	EchoStar Corp (Class A)	105
1,199	*	Electro Scientific Industries, Inc	8
1,985	*	Electronics for Imaging, Inc	97
1,103		EMCORE Corp	10
259	*	ePlus, Inc	35
4,537	*	Extreme Networks, Inc	34
2,618	*	F5 Networks, Inc	373
1,440	*	Fabrinet	60
739	*	FARO Technologies, Inc	26
4,415	*	Finisar Corp	121
3,889	*,e	Fitbit, Inc	23
5,222		Flir Systems, Inc	189
3,947	*	Harmonic, Inc	23
4,886		Harris Corp	544
68,823		Hewlett Packard Enterprise Co	1,631
68,947		HP, Inc	1,233
2,439	*	II-VI, Inc	88
1,305	*	Immersion Corp	11
5,792	*	Infinera Corp	59
1,504	*	Insight Enterprises, Inc	62
1,431		InterDigital, Inc	123
3,133	*	InvenSense, Inc	40
1,334	*	IPG Photonics Corp	161
1,461	*	Itron, Inc	89
2,593	*	Ixia	51
7,308		Jabil Circuit, Inc	211
14,858		Juniper Networks, Inc	413
6,856	*	Keysight Technologies, Inc	248
1,302	*	Kimball Electronics, Inc	22
3,773	*	Knowles Corp	71
758	*	KVH Industries, Inc	6
911		Littelfuse, Inc	146
2,081	*	Lumentum Holdings, Inc	111
1,366	*	Maxwell Technologies, Inc	8
126		Mesa Laboratories, Inc	15
1,501		Methode Electronics, Inc	68
6,974		Motorola, Inc	601
632		MTS Systems Corp	35
4,015		National Instruments Corp	131
4,843	*	NCR Corp	221
11,609		NetApp, Inc	486
1,274	*	Netgear, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,375	*	Netscout Systems, Inc	$128
2,556	*	Nimble Storage, Inc	32
1,328	*	Novanta, Inc	35
4,246	*	Oclaro, Inc	42
494	*	OSI Systems, Inc	36
3,476	*	Palo Alto Networks, Inc	392
929		Park Electrochemical Corp	17
430		PC Connection, Inc	13
1,367		Plantronics, Inc	74
1,413	*	Plexus Corp	82
2,483	*	Pure Storage, Inc	24
1,483	*	Radisys Corp	6
790	*	Rogers Corp	68
2,376	*	Sanmina Corp	96
1,187	*	Scansource, Inc	47
2,605	*	ShoreTel, Inc	16
216		Silicom Ltd	11
2,205	*	Sonus Networks, Inc	14
2,178	*	Stratasys Ltd	45
1,554	*	Super Micro Computer, Inc	39
1,279	*	Synaptics, Inc	63
1,198		SYNNEX Corp	134
461		Systemax, Inc	5
1,442	*	Tech Data Corp	135
9,911	*	Trimble Navigation Ltd	317
2,698	*	TTM Technologies, Inc	43
1,073	*	Ubiquiti Networks, Inc	54
1,692		Universal Display Corp	146
1,586	*	USA Technologies, Inc	7
4,800	*	VeriFone Systems, Inc	90
1,815	*	Viasat, Inc	116
9,794	*	Viavi Solutions, Inc	105
5,632		Vishay Intertechnology, Inc	93
654	*	Vishay Precision Group, Inc	10
11,294		Western Digital Corp	932
39,807		Xerox Corp	292
2,122	*	Zebra Technologies Corp (Class A)	194

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	55,383

TELECOMMUNICATION SERVICES - 2.2%
247,438		AT&T, Inc	10,281
244		ATN International, Inc	17
1,565	*	Boingo Wireless, Inc	20
21,000		CenturyTel, Inc	495
1,724	*	Cincinnati Bell, Inc	30
1,599		Cogent Communications Group, Inc	69
2,274		Consolidated Communications Holdings, Inc	53
1,092	*	Fairpoint Communications, Inc	18
48,411	e	Frontier Communications Corp	104
1,464	*	General Communication, Inc (Class A)	30
3,253	*,e	Globalstar, Inc	5
460	*	Hawaiian Telcom Holdco, Inc	10
609		IDT Corp (Class B)	8
2,990	*,e	Iridium Communications, Inc	29
11,694	*	Level 3 Communications, Inc	669
757	*	Lumos Networks Corp	13
2,552	*	Orbcomm, Inc	24
410	*	pdvWireless, Inc	9
1,910		Shenandoah Telecom Co	54
859		Spok Holdings, Inc	16
30,020	*	Sprint Corp	261
384	*,e	Straight Path Communications, Inc	14
3,834		Telephone & Data Systems, Inc	102
11,407	*	T-Mobile US, Inc	737
580	*	US Cellular Corp	22

163,793		Verizon Communications, Inc	7,985
7,849	*	Vonage Holdings Corp	50
7,823	e	Windstream Holdings, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,062	*	Zayo Group Holdings, Inc	$199

		TOTAL TELECOMMUNICATION SERVICES	21,367

TRANSPORTATION - 2.1%
2,138	*	Air Transport Services Group, Inc	34
4,661		Alaska Air Group, Inc	430
391		Allegiant Travel Co	63
227		Amerco, Inc	87
21,610		American Airlines Group, Inc	914
1,131		Arkansas Best Corp	29
1,047	*	Atlas Air Worldwide Holdings, Inc	58
3,035	*	Avis Budget Group, Inc	90
988		Celadon Group, Inc	6
5,697		CH Robinson Worldwide, Inc	440
1,178		Copa Holdings S.A. (Class A)	132
1,032		Costamare, Inc	7
452	*	Covenant Transportation Group, Inc	8
38,511		CSX Corp	1,793
29,359		Delta Air Lines, Inc	1,349
1,254	*	Echo Global Logistics, Inc	27
7,177		Expeditors International of Washington, Inc	405
9,961		FedEx Corp	1,944
944		Forward Air Corp	45
2,296	*	Genesee & Wyoming, Inc (Class A)	156
1,777	*	Hawaiian Holdings, Inc	83
2,244		Heartland Express, Inc	45
2,943	*,e	Hertz Global Holdings, Inc	52
1,279	*	Hub Group, Inc (Class A)	59
3,516		J.B. Hunt Transport Services, Inc	323
12,159	*	JetBlue Airways Corp	251
4,302		Kansas City Southern Industries, Inc	369
2,204	*	Kirby Corp	155
2,760		Knight Transportation, Inc	87
1,742		Landstar System, Inc	149
2,913		Macquarie Infrastructure Co LLC	235
110		Marten Transport Ltd	3
1,786		Matson, Inc	57
11,825		Norfolk Southern Corp	1,324
2,655		Old Dominion Freight Line	227
99	*	PAM Transportation Services, Inc	2
421		Park-Ohio Holdings Corp	15
759	*	Radiant Logistics, Inc	4
1,220	*	Roadrunner Transportation Services Holdings, Inc	8
2,221		Ryder System, Inc	168
1,140	*	Saia, Inc	50
2,180	*	Scorpio Bulkers, Inc	20
2,080		Skywest, Inc	71
25,634		Southwest Airlines Co	1,378
2,736	*	Spirit Airlines, Inc	145
2,655	*,e	Swift Transportation Co, Inc	55
33,783		Union Pacific Corp	3,578
12,814	*	United Continental Holdings, Inc	905
27,661		United Parcel Service, Inc (Class B)	2,968

200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	3
1,875		Werner Enterprises, Inc	49
3,629	*	XPO Logistics, Inc	174
1,384	*	YRC Worldwide, Inc	15

		TOTAL TRANSPORTATION	21,047

UTILITIES - 3.2%
27,308		AES Corp	305
1,833		Allete, Inc	124
9,155		Alliant Energy Corp	363
9,746		Ameren Corp	532
19,766		American Electric Power Co, Inc	1,327
1,493		American States Water Co	66
7,124		American Water Works Co, Inc	554

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,956		Aqua America, Inc	$224
366		Artesian Resources Corp	12
5,498	*	Atlantic Power Corp	15
2,435		Atlantica Yield plc	51
3,941		Atmos Energy Corp	311
2,315		Avangrid, Inc	99
2,597		Avista Corp	101
2,123		Black Hills Corp	141
2,026		California Water Service Group	73
14,721	*	Calpine Corp	163
18,179		Centerpoint Energy, Inc	501
670		Chesapeake Utilities Corp	46
11,263		CMS Energy Corp	504
518		Connecticut Water Service, Inc	28
12,087		Consolidated Edison, Inc	939
626		Consolidated Water Co, Inc	7
275		Delta Natural Gas Co, Inc	8
24,655		Dominion Resources, Inc	1,912
7,200		DTE Energy Co	735
27,526		Duke Energy Corp	2,257
5,091	*	Dynegy, Inc	40
12,645		Edison International	1,007
1,646		El Paso Electric Co	83
7,172		Entergy Corp	545
12,530		Eversource Energy	737
35,316		Exelon Corp	1,271
2,943	*,m	Ferroglobe plc	0
17,014		FirstEnergy Corp	541
535		Genie Energy Ltd	4
8,417		Great Plains Energy, Inc	246
4,472		Hawaiian Electric Industries, Inc	149
1,914		Idacorp, Inc	159
8,034		MDU Resources Group, Inc	220
1,437		MGE Energy, Inc	93
644		Middlesex Water Co	24
3,042		National Fuel Gas Co	181
3,600		New Jersey Resources Corp	143
18,405		NextEra Energy, Inc	2,363
13,439		NiSource, Inc	320
1,124		Northwest Natural Gas Co	66
1,790		NorthWestern Corp	105
12,487		NRG Energy, Inc	233
1,290		NRG Yield, Inc (Class A)	22
2,626		NRG Yield, Inc (Class C)	46
7,848		OGE Energy Corp	275
1,915		ONE Gas, Inc	129
1,582		Ormat Technologies, Inc	90
1,620		Otter Tail Corp	61
2,385	e	Pattern Energy Group, Inc	48
19,748		PG&E Corp	1,310
4,420		Pinnacle West Capital Corp	369
3,355		PNM Resources, Inc	124
3,322		Portland General Electric Co	148
27,078		PPL Corp	1,012
20,024		Public Service Enterprise Group, Inc	888
5,186		SCANA Corp	339
10,000		Sempra Energy	1,105
678		SJW Corp	33
2,886		South Jersey Industries, Inc	103
39,707		Southern Co	1,977
1,975		Southwest Gas Corp	164
123	e	Spark Energy, Inc	4
1,831		Spire, Inc	124
3,671		TerraForm Global, Inc	18
3,549		TerraForm Power, Inc	44
7,127		UGI Corp	352
114		Unitil Corp	5
3,477		Vectren Corp	204
876	*,e	Vivint Solar, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,603		WEC Energy Group, Inc	$764
5,661		Westar Energy, Inc	307
2,078		WGL Holdings, Inc	171
20,150		Xcel Energy, Inc	896
23		York Water Co	1

		TOTAL UTILITIES	31,063

		TOTAL COMMON STOCKS (Cost $440,674)	983,102

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
92	m	Emergent Capital, Inc	0

		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	1

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
8,431,999	c	State Street Navigator Securities Lending Government Money Market Portfolio	8,432

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	8,432

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,432)	8,432

		TOTAL INVESTMENTS - 100.9% (Cost $449,106)	991,535
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(8,742)

		NET ASSETS - 100.0%	$982,793

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,201,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission (“Commission”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2017, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of March 31, 2017, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1		Level 2	Level 3	Total
Equity Investments:
Health care	$131,076		$—	$6	$131,082
Industrials	104,730		—	7	104,737
All other equity investments*	747,284		—	—	747,284
Short-term investments	8,432		—	—	8,432
Futures**	0	^	—	—	0	^
Total	$991,522		$—	$13	$991,535

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

*	For detailed categories, see the accompanying Schedule of investments.

**	Derivative instruments are not reflected in the Schedule of investments.

^	Amount represents less than $1,000.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At March 31, 2017, the Account held the following open futures contracts (dollar amounts are in thousands):

Futures contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
S&P 500 E Mini Index	6	$708	June 2017	$0	^

^	Amount represents less than $1,000.

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of March 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $542,429,000, consisting of gross unrealized appreciation of $571,096,000 and gross unrealized depreciation of $(28,667,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: May 18, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 18, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: May 18, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer